Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 02, 2013
Document And Entity Information
Entity Registrant Name	SANWIRE CORPORATION	SANWIRE CORPORATION
Entity Central Index Key	0001096759	0001096759
Document Type	S-1	S-1
Document Period End Date	Jun 30, 2013	Dec 31, 2012
Amendment Flag	false	false
Current Fiscal Year End Date	--12-31	--12-31
Is Entity a Well-known Seasoned Issuer?	No	No
Is Entity a Voluntary Filer?	No	No
Is Entity's Reporting Status Current?	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Common Stock, Shares Outstanding			46,553,147
Document Fiscal Period Focus	Q2	FY
Document Fiscal Year Focus	2013	2012

Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 2,413	$ 1,094	$ 1,136
Accounts receivable	82,800		41
Loans receivable (Note 6)	28,620
Total current assets	113,833	1,094	1,177
Technology intellectual property (Note 4)	29,448
Property and equipment (Note 5)	1,682
Goodwill	1,352,212
Mineral property interests			78,000
TOTAL ASSETS	1,497,175	1,094	79,177
Current Liabilities
Accrued liabilities	132,339	113,201
Accounts payable and accrued liabilities	581,294	455,083	317,783
Debenture payable			469,785
Note payable to related party			172,973
Loans payable (Note 7)	673,624	630,624
Due to related parties (Note 9)	332,404	174,222	113,243
Total current liabilities	1,719,661	1,373,130	1,073,784
Convertible debt, net of unamortized discount of $2,191,355 (Note 8)	7,788,645
Total Liabilities	9,508,306	1,373,130	1,073,784
Stockholders deficiency
Capital Stock Authorized - 750,000,000 common shares, par value $0.00001 Issued and outstanding: 46,273,147 (December 31, 2012 - 1,151,937) (December 31, 2011 - 951,937) shares	463	12	10
Additional paid-in capital	13,954,997	9,408,186	9,321,188
Shares issuable	(60,000)	(60,000)	(60,000)
Deferred compensation	566,488
Accumulated other comprehensive loss	5,776	5,776	5,776
Deficit	(21,454,327)	(10,834,458)	(10,370,029)
Total Stockholders' Equity (Deficit)	(8,011,131)	(1,372,036)	(994,607)
TOTAL LIABILITIES & DEFICIT	$ 1,497,175	$ 1,094	$ 79,177

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, shares authorized	750,000,000	750,000,000	750,000,000
Common Stock, shares issued	46,273,147	1,151,937	951,937
Common Stock, shares outstanding	46,273,147	1,151,937	951,937
Unamortized discount	$ 2,191,355

Consolidated Statements Of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		191 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 117,800		$ 117,800
Cost of sales	112,670		112,670
Gross profit	5,130		5,130
Operating expenses
Selling, general and administrative expenses					221,786	173,426	689,106
Exploration & field expense							43,518
Amortization of intangible assets	757		832
Write-down of amounts receivable							4,985
Write-down of furniture, fixtures and office equipment					(191)		(5,356)
Write-down of intangible asset			9,970,020		78,000		2,671,199
Write-off of accounts payable						90,000	90,000
Depreciation of property and equipment	329		329				4,923
General and administrative (Note 9)	439,290	67,057	470,628	87,523
Royalty expense		36,000		36,000	18,000	36,000	126,000
Total operating expenses	440,376	103,057	10,441,809	123,523	317,977	119,426	3,455,087
Loss before other income (expense)	(435,246)	(103,057)	(10,436,679)	(123,523)	(317,977)	(119,426)	(3,455,087)
Other income (expense)
Accretion of discount on convertible debt	(196,602)		(196,602)
Interest expense	14,478	18,014	29,138	36,068	69,452	70,315	264,259
Loss on settlement of accounts payable	42,550		42,550		(77,000)		(77,000)
Total other income (expense)	(168,530)	(18,014)	(183,190)	(36,068)	(146,452)	(70,315)	(341,259)
Net loss before discontinued operations	(603,776)	(121,071)	(10,619,869)	(159,591)	(464,429)	(189,741)	(3,796,346)
Discontinued operations							(7,038,112)
Net loss for the period	(603,776)	(121,071)	(10,619,869)	(159,591)	(464,429)	(189,741)	(10,834,458)
Net loss per share, basic and diluted	$ (0.01)	$ (0.13)	$ (0.44)	$ (0.17)	$ (0.46)	$ (0.2)
Weighted average number of shares outstanding	43,066,576	951,937	24,028,385	951,937	1,004,540	957,142
Comprehensive loss
Net Loss for the period	(603,776)	(121,071)	(10,619,869)	(159,591)	(464,429)	(189,741)	(10,834,458)
Foreign exchange translation						248	(5,776)
Total comprehensive loss for the period	$ (603,776)	$ (121,071)	$ (10,619,869)	$ (159,591)	$ (464,429)	$ (189,493)	$ (10,840,234)

Consolidated Statements of Stockholder's Equity (Deficit) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Shares To Be Issued	Accumulated Deficit during the exploration stage	Deferred Compensation	Accumulated Other Comprehensive Income / (Loss)	Total
Balance, Amount at Dec. 31, 2004			$ 6,013,753		$ (6,088,963)			$ (75,210)
Balance, Shares at Dec. 31, 2004		1
Shares issued for services, Shares		17
Shares issued for Services, Amount			8,030					8,030
Shares issued to settle debt, Shares		76
Shares issued to settle debt, Amount			67,759					67,759
Shares sold for cash, Shares		200
Shares sold for cash, Amount			10,000					10,000
Net loss for the period					(420,703)			(420,703)
Balance, Amount at Dec. 31, 2005			6,099,542		(6,509,666)			(410,124)
Balance, Shares at Dec. 31, 2005		294
Shares issued for services, Shares		17
Shares issued for Services, Amount			8,975					8,975
Shares issued to settle debt, Shares		7
Shares issued to settle debt, Amount			18,500					18,500
Net loss for the period					(528,446)			(528,446)
Balance, Amount at Dec. 31, 2006			6,127,017		(7,038,112)			(911,095)
Balance, Shares at Dec. 31, 2006		318
Shares issued to settle debt, Shares		1,504
Shares issued to settle debt, Amount			485,805					485,805
Net loss for the period					(16,508)			(16,508)
Balance, Amount at Dec. 31, 2007			6,612,822		(7,054,620)			(441,798)
Balance, Shares at Dec. 31, 2007		1,822
Shares issued to settle debt, Shares		808,435
Shares issued to settle debt, Amount		9	332,867					332,876
Shares sold for cash, Shares		11,200
Shares sold for cash, Amount			154,000					154,000
Foreign exchange translation							(72)	(72)
Shares issued for acquisition, Shares		120,000
Shares issued for acquisition, Amount		1	2,999					3,000
Net loss for the period					(57,829)			(57,829)
Balance, Amount at Dec. 31, 2008		10	7,102,688		(7,112,449)		(72)	(9,823)
Balance, Shares at Dec. 31, 2008		941,457
Shares sold for cash, Shares		4,400
Shares sold for cash, Amount			30,500					30,500
Foreign exchange translation							72	72
Net loss for the period					(202,692)			(202,692)
Balance, Amount at Dec. 31, 2009		10	7,133,188		(7,315,141)			(181,943)
Balance, Shares at Dec. 31, 2009		945,857
Shares sold for cash, Shares		6,080
Shares sold for cash, Amount			38,000	60,000				98,000
Foreign exchange translation							(6,024)	(6,024)
Shares issued for acquisition, Shares		100,000
Shares issued for acquisition, Amount		1	2,149,999					2,150,000
Net loss for the period					(2,865,147)			(2,865,147)
Balance, Amount at Dec. 31, 2010		11	9,321,187	60,000	(10,180,288)		(6,024)	(805,114)
Balance, Shares at Dec. 31, 2010		1,051,937
Foreign exchange translation							248	248
Shares issued for acquisition, Amount
Shares cancelled, Shares		(100,000)
Shares cancelled, Amount		(1)	1
Net loss for the period					(189,741)			(189,741)
Balance, Amount at Dec. 31, 2011		10	9,321,188	60,000	(10,370,029)		(5,776)	(994,607)
Balance, Shares at Dec. 31, 2011		951,937						951,937
Shares issued to settle debt, Shares	50,000	200,000
Shares issued to settle debt, Amount	50	2	521,948					522,000
Shares issued for acquisition, Amount
Shares cancelled, Shares	(50,000)
Shares cancelled, Amount	(50)		(434,950)					(435,000)
Net loss for the period					(464,429)			(464,429)
Balance, Amount at Dec. 31, 2012		12	9,408,186	60,000	(10,834,458)		(5,776)	(1,372,036)
Balance, Shares at Dec. 31, 2012		1,151,937						1,151,937
Shares issued for services, Shares		2,421,000
Shares issued for Services, Amount		24	774,346			(566,488)		207,882
Shares issued to settle debt, Shares		20,000,000
Shares issued to settle debt, Amount		200	19,800					20,000
Shares issued to acquire technology license, Shares		20,300,000
Shares issued to acquire technology license, Amount		203	20,097					20,300
Adjustment for reverse stock split		210
Shares issued for acquisition, Shares		2,400,000
Shares issued for acquisition, Amount		24	599,976					600,000
Share purchase warrants issued to acquire Aeronetworks LLC			699,750					699,750
Share purchase warrants issued for services			44,884					44,884
Gain on extinguishment of related party debt			2,387,957					2,387,957
Net loss for the period					(10,619,869)			(10,619,869)
Balance, Amount at Jun. 30, 2013		$ 463	$ 13,954,997	$ 60,000	$ (21,454,327)	$ (566,488)	$ (5,776)	$ (8,011,131)
Balance, Shares at Jun. 30, 2013		46,273,147						46,273,147

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		191 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flows used in operating activities
Net loss for the period	$ (10,619,869)	$ (159,591)	$ (464,429)	$ (189,741)	$ (10,834,458)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount			10,839	23,145	132,854
Accrued Interest expense			58,234	46,995	123,244
Accretion of discount on convertible debt	(196,602)
Amortization of intangible asset	832
Depreciation of property and equipment	329	6,730			4,923
Stock-based compensation	252,752
Write-down of intangible asset	9,970,020		78,000		2,671,199
Loss on settlement of accounts payable	42,550		(77,000)		(77,000)
Write-down of accounts receivable			41		5,026
Write-down of furniture, fixtures and office equipment					5,165
Write-off of accounts payable				90,000	90,000
Changes in operating assets and liabilities:
Accounts receivable	(82,800)	41			(5,026)
Prepaid expenses and deposits		(1,000)			26
Accounts payable	154,760	125,428	179,294	155,579	417,784
Accrued liabilities	19,138
Due to related parties	113,993
Net cash used in operating activities	(36,793)	(28,392)	(61,021)	(54,022)	(7,492,263)
Investing activities
Loans receivable advances	5,000
Purchase of property and equipment	766				15,763
Cash acquisition of mineral property					21,835
Cash acquired on purchase of subsidiary	9,696
Net cash provided by investing activities	3,930				(37,598)
Financing activities:
Common shares issued for cash					7,171,198
Subscription received in advance					60,000
Note payable issued for cash					(150,000)
Proceeds from notes payable	22,012
Proceeds from related parties	12,170	34,451	60,979	53,954	155,533
Net cash provided by financing activities	34,182	34,451	60,979	53,954	7,536,731
Effect of exchange rate changes on cash		(1,122)		248	(5,776)
Change in cash	1,319	4,937	(42)	180	1,094
Cash, beginning of period	1,094	1,136	1,136	956
Cash, end of period	2,413	6,073	1,094	1,136	1,094
Non-cash investing and financing activities:
Shares and warrants issued for the acquisition of Aero Networks, LLC	1,299,765
Technology intellectual property acquired with convertible debt and share issuance	10,025,500
Gain on extinguishment of related party debt recorded as additional paid-in capital	2,387,957
Interest paid				174	12,480
Income taxes paid

Nature of Operations and Continuance of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Continuance of Business

1.	Nature of Operations and Continuance of Business

Sanwire Corporation (formerly NT Mining Corporation) (the “Company”) was incorporated in the State of Nevada on February 10, 1997. The Company’s subsidiary, Bullmoose Mines Ltd. owns mineral lease #2775 plus 4 mineral claims located in the South Mackenzie Mining District, Northwest Territories, Canada.

On March 22, 2013, the Company exercised its option under a license agreement to acquire 100% ownership of the iPMine communication and mine safety system. Refer to Note 4. On May 28, 2013, the Company completed the acquisition of Tulsa, Oklahoma-based Aeronetworks LLC (“Aero”). Refer to Note 3. The Company has broadened its business plan to include wireless application in the mining sector through the acquisition of iPMine, which is operated under its subsidiary, iPTerra Technologies, Inc. (“iPTerra”), and Aero plays a role in the design and deployment of the underground network. iPTerra is a designer, developer, manufacturer and marketer of a real-time 2-way wireless and/or wireline communications, and mine safety solution for the global mining and industrial industry. Aero provides advanced telecommunications and broadband services to rural communities and Native American tribes with focus on the public safety, education and healthcare sectors Upon the acquisition of Aero, the Company is no longer a development stage company as defined by Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of management to raise additional equity capital through private and public offerings of its common stock, and the attainment of profitable operations. As at June 30, 2013, the Company has a working capital deficit of $1,605,828 and has an accumulated deficit of $21,454,327 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1 – NATURE AND CONTINUANCE OF OPERATIONS

Sanwire Corporation (formerly, NT Mining Corporation) (“the Company”) was incorporated in the state of Nevada on February 10, 1997. Its wholly owned subsidiary, Bullmoose Mines Ltd. (“BML”), was incorporated in the Northwest Territories, Canada on February 29, 2000. On October 14, 2008, the Company acquired BML (Note 3).

The Company was formerly named Clear Water Mining, Inc. (to March 11, 1999), E-Casino Gaming Corporation (to June 21, 1999), E-Vegas.com Inc. (to July 20, 2000), 1st Genx.com Inc. (to October 18, 2001), Oasis Information Systems, Inc. (to January 27, 2005), 777 Sports Entertainment, Corp. (to September 26, 2008) and NT Mining Corporation (to March 8, 2013). On December 15, 2007, the Company’s former president passed away and the Company then discontinued its business operations.

BML owns Mineral Lease #2775 plus 4 mineral claims located in the South MacKenzie Mining District, Northwest Territories, Canada (the “Bullmoose Gold Mine Property”). According to a geological report issued May 6, 2008, from 1985 until shutdown in January 1987, approximately 54,000 tons of ore were mined and milled to produce approximately 20,001 ounces of gold by a former owner of the Bullmoose Gold Mine Property.

As part of the acquisition of BML, the Company is obligated to pay annual royalties of $36,000 and to pay down a debenture liability as disclosed in Note 7. Since the Company continues to retain title to Bullmoose Gold Mine Property as at December 31, 2012, these obligations continue to be reflected in the consolidated financial statements of the Company.

On or about December 15, 2010, the Company entered into an agreement to settle litigation related to the ownership of BML and to rescind its acquisition of BML (the “Settlement Agreement”). More particularly, the 120,000 common shares issued by the Company in consideration for the acquisition will be cancelled and $75,000 of the $85,000 paid as part consideration for the acquisition will be returned to the Company. The closing date was set for June 30, 2012 (the “Closing Date”). As at December 31, 2012, the Company retains title to BML.

On the Closing Date (July 3, 2012, the first business day after June 30, 2012) all parties to the Settlement Agreement, except those responsible to return the $75,000 to the Company tendered signed settlement documents. As a result, the Company cancelled the 120,000 common shares and commenced an action to recover the $75,000. The Company takes the position that until this sum is paid, it continues to hold title to Bullmoose Gold Mine Property through its ownership of all issued shares of BML (Notes 3, 4, 7, 8, 11 and 14).

The Company is an exploration stage enterprise, as defined in Accounting Standards Codification (the “Codification” or “ASC”) 915-10, “Development Stage Entities”. The Company is devoting all of its present efforts in securing and establishing a new business, and its planned principle operations have not commenced, and, accordingly, no revenue has been derived during the organization period.

The consolidated financial statements as at December 31, 2012 and for the year then ended have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has a loss of $464,429 for the year ended December 31, 2012 (2011 – $189,741) and has a working capital deficit of $1,372,035 at December 31, 2012 (2011 – $1,072,607).

The Company was subject to a cease trade order, which was pronounced by the British Columbia Securities Commission on August 18, 2009, by reason of the Company’s failure to file financial statements in British Columbia. The order was rescinded on December 27, 2012.

These factors raise substantial doubt as to the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Effective February 2, 2005, the Company affected a one (1) for three hundred (300) reverse stock split. Effective September 11, 2008, the Company affected a one (1) for two thousand (2,000) reverse stock split. Effective March 15, 2010, the Company affected a two (2) for one (1) forward stock split.

Effective March 8, 2013, the Company affected a one (1) for fifty (50) reverse stock split. All share and warrant amounts presented in the consolidated financial statements and in the notes thereto have been adjusted to reflect the reverse and forward stock splits (Note 8).

Management cannot provide assurance that the Company will ultimately achieve profitable operations, become cash flow positive, or raise additional debt and/or equity capital. Based on its prior demonstrated ability to raise capital, management believes that the Company’s capital resources should be adequate to continue operating and maintaining its business strategy during the fiscal year ending 2012. However, if the Company is unable to raise additional capital in the near future, due to the Company’s liquidity problems, management expects that the Company will need to curtail operations, liquidate assets, seek additional capital on less favorable terms and/or pursue other remedial measures. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

2.	Summary of Significant Accounting Policies
(a)	Basis of Presentation and Principles of Consolidation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States. These consolidated financial statements are expressed in US dollars. These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Bullmoose Mines Ltd., iPTerra Technologies, Inc., and Aeronetworks LLC and Birchtree LLC. All inter-company balances and transactions have been eliminated.

(b)	Interim Financial Statements
These interim unaudited consolidated financial statements have been prepared on the same basis as the annual financial statements and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.
(c)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to allowance for doubtful accounts, the estimated useful lives and recoverability of long-lived assets, fair value of convertible debt, stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

(d)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

(e)	Accounts Receivable

The Company recognizes allowances for doubtful accounts to ensure accounts receivable are not overstated due to the inability or unwillingness of its customers to make required payments. The allowance is based on the age of receivable and the specific identification of receivables the Company considers at risk.

(f)	Property and Equipment
Property and equipment are stated at cost. The Company depreciates the cost of property and equipment over their estimated useful lives at the following annual rates:
Computer equipment	55% declining balance
(g)	Intangible Assets

Intangible assets are stated at cost less accumulated amortization. The Company’s intangible asset is the iPMine technology which is being amortized straight-line over 10 years.

(h)	Long-lived Assets

In accordance with ASC 360, “Property, Plant and Equipment”, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value, which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

(i)	Goodwill

Goodwill represents the excess of the acquisition price over the fair value of identifiable net assets acquired. Goodwill is allocated at the date of the business combination. Goodwill is not amortized, but is tested for impairment annually, during the fourth quarter, or more frequently if events or changes in circumstances indicate the asset may be impaired. These events and circumstances may include a significant change in legal factors or in the business climate, a significant decline in the Company’s share price, an adverse action of assessment by a regulator, unanticipated competition, a loss of key personnel, significant disposal activity and the testing of recoverability for a significant asset group.

The Company consists of a single reporting unit. The impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit including goodwill is compared with its fair value. The estimated fair value is determined utilizing a market-based approach, based on the quoted market price of the Company’s stock in an active market, adjusted by an appropriate control premium. When the carrying amount of a reporting unit exceeds its fair value, goodwill of the reporting unit is considered to be impaired and the second step is necessary.

In the second step of the goodwill impairment test, the implied fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination using the fair value of the reporting unit as if it were the acquisition price. When the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess and is presented as a separate line item in the consolidated statements of operations. Establishing an implied fair value of goodwill requires the Company to make estimates for key inputs into complex valuation models and to apply significant judgment in the selection of estimates, assumptions and methodologies required to complete the analysis. Areas of judgment include, but are not limited to, development of multi-year business cash flow forecasts, the selection of discount rates and the identification and valuation of unrecorded assets.

(j)	Foreign Currency Translation

Transactions in foreign currencies are translated into the currency of measurement at the exchange rates in effect on the transaction date. Monetary balance sheet items expressed in foreign currencies are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. The resulting exchange gains and losses are recognized in income.

The Company’s integrated foreign subsidiaries are financially or operationally dependent on the Company. The Company uses the temporal method to translate the accounts of its integrated operations into U.S. dollars. Monetary assets and liabilities are translated at the exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average rates for the period, except for amortization, which is translated on the same basis as the related asset. The resulting exchange gains or losses are recognized in income.

(k)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

(l)	Revenue Recognition

The Company earns revenue from the provision of advanced telecommunications and broadband services. The Company recognizes revenue in accordance with ASC 605, “Revenue Recognition”. Revenue is recognized when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service has been performed, and collectability is reasonably assured.

(m)	Financial Instruments and Fair Value Measures

ASC 820, “Fair Value Measurements and Disclosures” requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts receivable, accounts payable, accrued liabilities, loans payable, convertible debt, and amounts due to related parties. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

(n)	Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock-based awards. This model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to the Company’s expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the consolidated statement of operations over the requisite service period.

(o)	Loss Per Share

The Company computes loss per share in accordance with ASC 260, "Earnings per Share" which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing the loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive. As at June 30, 2013, the Company had 13,230,000 dilutive potential shares outstanding.

(p)	Comprehensive Loss

ASC 220, “Comprehensive Income,” establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at June 30, 2013 and 2012, the Company had no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the consolidated financial statements.

(q)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies used in the preparation of these consolidated financial statements.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary BML from the date of its acquisition on October 14, 2008. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) applicable for an exploration stage company for financial information and are expressed in U.S. dollars.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less.

Foreign Currency Translation

The Company’s functional and reporting currency is U.S. dollars. The consolidated financial statements of the Company are translated to U.S. dollars in accordance with ASC 830, “Foreign Currency Matters.” Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Long-Lived Assets

Long-lived assets, including mining property, are evaluated for impairment whenever events or conditions indicate that the carrying value of an asset may not be recoverable. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets, a loss is recognized for the difference between the fair value and carrying value of the asset or group of assets.

Income Taxes

Deferred income taxes are reported for timing differences between items of income or expense reported in the consolidated financial statements and those reported for income tax purposes in accordance with ASC 740, “Income Taxes”, which requires the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carry forwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is not more likely than not that some portion or all of the deferred tax assets will be realized.

Comprehensive Income (Loss)

ASC 220, “Comprehensive Income”, establishes standards for the reporting and disclosure of comprehensive income (loss) and its components in the financial statements. As at December 31, 2012, the Company has items that represent a comprehensive loss and, therefore, has included a schedule of comprehensive loss in the consolidated financial statements.

Basic and Diluted Net Income (Loss) per Share

The Company computes net income (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.

Recently Issued Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income , an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for the Company fiscal years, and interim periods within those years beginning after December 15, 2012. The Company will comply with the disclosure requirements of this ASU for the quarter ending March 31, 2013. The Company does not expect the impact of adopting this ASU to be material to the Company’s financial position, results of operations or cash flows.

Acquisition of Bullmoose Mines Ltd	12 Months Ended
Dec. 31, 2012
Acquisition Of Bullmoose Mines Ltd
Acquisition of Bullmoose Mines Ltd

NOTE 3 – ACQUISITION OF BULLMOOSE MINES LTD.

In accordance with ASC 805, “Business Combinations”, acquisitions are accounted for under the purchase method of accounting. Under the purchase method of accounting, assets acquired and liabilities assumed are recorded at their estimated fair values. Goodwill is recorded to the extent the purchase price consideration, including certain acquisition and closing costs, exceeds the fair value of the net identifiable assets acquired at the date of the acquisition.

On October 14, 2008, the Company acquired BML in exchange for $12,000 cash, 120,000 shares of the Company common stock valued at $3,000 (Notes 8 and 11), a debenture in the face amount of $480,624 valued at fair value of $359,371 (Note 7) or for total consideration of $374,371.

The purchase price allocation has been determined as follows:

Assets purchased:	$
Cash and cash equivalents	165
Prepaid expenses	26
Mineral property interests	421,199

Total assets acquired	421,390

Liabilities assumed:
Accounts payable	47,019

Net assets acquired	374,371

Purchase price	374,371

The related share purchase agreement also provides for payment of future royalties to the seller of BML equivalent to 6% of the Net Smelter Returns, as defined, from Bullmoose Gold Mine Property, with minimum royalty payments of $36,000 payable each year in advance on May 1. The seller of BML was Hughes Maritime Corp. (“HMC”), owner of approximately 12.61% of the issued and outstanding common stock of the Company at December 31, 2012.

During the year ended December 31, 2010, the Company filed a lawsuit against HMC related to its interest in BML. The Company has entered into the Settlement Agreement to settle litigation related to the ownership of BML and to rescind its acquisition of BML. More particularly, the 120,000 common shares issued by the Company in consideration for the acquisition will be cancelled and $75,000 of the $85,000 paid as part consideration for the acquisition will be returned to the Company.

On the Closing Date (July 3, 2012, the first business day after June 30, 2012) all parties to the Settlement Agreement, except those responsible to return the $75,000 to the Company tendered signed settlement documents. As a result, the Company cancelled the 120,000 common shares and commenced an action to recover the $75,000. The Company takes the position that until this sum is paid, it continues to hold title to Bullmoose Gold Mine Property through its ownership of all issued shares of BML (Notes 1, 4, 7, 8, 11 and 14).

Acquisition Of Aeronetworks LLC	6 Months Ended
Jun. 30, 2013
Acquisition Of Aeronetworks Llc
Acquisition Of Aeronetworks LLC

3.	Acquisition of Aeronetworks LLC

On May 28, 2013 the Company completed a stock purchase agreement with all the shareholders of Aeronetworks LLC (“Aero”). The Company acquired 100% of the issued and outstanding shares of Aero and its wholly-owned subsidiary Birchtree LLC by issuing 2,400,000 shares of common stock and 3,000,000 share purchase warrants in three 1,000,000 blocks expiring in 2014, 2015, and 2017 at an exercise price of $0.50, $0.75, and $1.00 respectively. The Company also agreed to issue future earn-out performance bonus shares based on revenue growth and extended a three year agreement to Aero’s management team. Refer to Note 11(f).

As a result, the Company issued 2,400,000 shares of common stock with a fair value of $600,000, and 3,000,000 share purchase warrants with a fair value of $699,765 to the shareholders of Aero. The Company determined the fair value of the share purchase warrants using the Black-Scholes option pricing model with the following weighted average assumptions: risk-free interest rate of 0.63%, expected life of 2.9 years, expected volatility of 256%, and no expected dividends.

$

Fair value of shares issued	600,000
Fair value of share purchase warrants issued	699,765

Total purchase price	1,299,765

 At the date of acquisition, the fair values of the assets and liabilities of Aero consisted of the following

$

Cash	9,696
Loans receivable	23,620
Property and equipment	1,245
Goodwill	1,352,212
Accounts payable	(34,001)
Loans payable	(20,988)
Due to related parties	(32,019)

Total purchase price	1,299,765

Mineral Property Interests	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
Mineral Property Interests

NOTE 4 – MINERAL PROPERTY INTERESTS

Bullmoose Gold Mine Property

On October 14, 2008, the Company acquired BML for total consideration of $374,371. BML owns Mineral Lease #2775 plus 4 mineral claims located in the South MacKenzie Mining District, Northwest Territories, Canada.

During the year ended December 31, 2010, the Company filed a lawsuit against HMC related to its interest in BML. The Company has entered into the Settlement Agreement underwhich the Company would rescind its acquisition of BML in exchange for the return of the 120,000 common shares previously issued to HMC and $75,000 of the $85,000 the Company had paid in consideration for the acquisition (Notes 1, 3, 7, 8, 11 and 14).

During the year ended December 31, 2012, the Company has recorded a provision for mineral property write-

down of $78,000 (2011 – $Nil) to a carrying value of $Nil related to the Bullmoose Gold Mine Property (Note 12), as the Company believes that the mineral property has no commercial value.

Valentine Gold Claim

On June 22, 2010, the Company enter into a mineral property option agreement with Mill Bay Ventures Inc. (“Mill Bay”) in which the Company could acquire 100% interest in certain mineral property interest located in Vancouver, British Columbia, Canada (the “Valentine Gold Claim”).

In order to exercise the option agreement and to earn its interest in the Valentine Gold Claim, the Company shall:

i. Issue 100,000 common shares to Mill Bay within 21 business days of approval of the agreement (issued) (Notes 8 and 12);
ii. Issue 30,000 common shares to Mill Bay on the 1st anniversary date of the signing of the agreement;
iii.	Make cash payment of $10,000 on the execution date (paid);
iv. Make $90,000 within 21 business days of approval of the agreement;
v. Incur $25,000 expenditure on or before June 30, 2011;
vi	. Incur $500,000 within one year from July 1, 2011; and
vii.	Incur $750,000 within one year from July 1, 2012.

The Company has given up the interest in the Valentine Gold Claim and has cancelled the 100,000 common shares issued (Notes 8 and 12).

During the year ended December 31, 2011, the Company recorded a write-off of accounts payable of $90,000 related to the Valentine Gold Claim (Notes 5 and 12).

Technology Intellectual Property	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Technology Intellectual Property

3.	Technology Intellectual Property
	Cost $	Accumulated amortization $	Write-down $	June 30, 2013 Net carrying value $	December 31, 2012 Net carrying value $

iPMine technology	10,000,300	832	9,970,020	29,448	–

On January 2, 2013, the Company signed an exclusive licensing and distribution agreement (the “License Agreement”) to sell and market the iPMine communication and mine safety system for underground mines for the European continent. The terms of the agreement includes exclusivity for the European market for a five year term renewable with an additional five year term and first right of refusal to acquire 100% of the iPMine intellectual property. The Company issued 300,000 shares of common stock with a fair value of $300 to the licensor.

On January 14, 2013, the Company acquired 100% ownership of newly created iPTerra. for $5,500, which is to be paid to the seller within a one year period from the closing date. The iPMine system will operate under iPTerra.

On March 22, 2013, the Company exercised its option under the License Agreement to acquire 100% ownership of the iPMine communication and mine safety system. The Company acquired 100% of the iPMine intellectual property for total consideration of $10,000,000 comprised of 20,000,000 shares of common stock with a fair value of $20,000 and the assumption of $9,980,000 in debt owing to two companies controlled by a director of the Company (the director also became the President and Chief Executive Officer of the Company on April 17, 2013). The debt was non-interest bearing, due on demand, and secured by the iPMine technology. On May 10, 2013, the Company entered into an agreement to convert the debt into non-interest bearing convertible promissory notes. Refer to Note 8.

On March 31, 2013, the Company recognized a write down of $9,970,020 due to the uncertainty of expected future cash flows.

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITES

Included in accounts payable and accrued liabilities is accrued interest of $75,270 related to debenture payable (2011 – $52,485) (Note 7).

Accounts payable and accrued liabilities are non-interest bearing, unsecured and have settlement dates within one year.

During the year ended December 31, 2012, the Company recorded a write-off of accounts payable in the amount of $Nil related to the Valentine Gold Claim (2011 – $90,000) (Notes 4 and 12).

During the year ended December 31, 2012, the Company recorded a loss on settlement of accounts payable in the amount of $77,000. (2011 – $Nil) (Note 8).

Property and Equipment	6 Months Ended
Jun. 30, 2013
Property And Equipment
Property and Equipment	5. Property and Equipment
	Cost $	Accumulated depreciation $	June 30, 2013 Net carrying value $	December 31, 2012 Net carrying value $

Computer equipment	2,011	329	1,682	—

Note Payable To Related Party	12 Months Ended
Dec. 31, 2012
Note Payable To Related Party
Note Payable To Related Party

NOTE 6 – NOTE PAYABLE TO RELATED PARTY

	December 31, 2012	December 31, 2011
	$	$

On June 20, 2010, the Company accepted a loan from a company owned by a family member of a director of the Company in the amount of $150,000 bearing interest at a rate of 10% per annum (Note 9). The loan is unsecured and is due on demand. During the year ended December 31, 2012, the Company accrued interest expense of $15,000 (2010 – $15,000, 2010 – $7,973) related to the note payable. The balance as at December 31, 2012 consists of principal of $150,000 (2011 – $150,000) and accrued interest of $37,931 (2011 – $22,973).	187,931	172,973

Loans Receivable	6 Months Ended
Jun. 30, 2013
Loans Receivable
Loans receivable
6.	Loans Receivable
As at June 30, 2013, the Company has loans receivable totaling $28,620, which are non-interest bearing, unsecured, and due on demand.

Note Payable	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Note payable

7.	Loans Payable
(a)	As at June 30, 2013, the amount of $150,000 (December 31, 2012 - $150,000) is owed to a non-related party which bears interest at 10% per annum, unsecured, and due on demand. As at June 30, 2013, the Company has accrued interest of $25,431 (December 31, 2012 - $37,931) which is included in accrued liabilities.
(b)	As at June 30, 2013, the amount of $480,624 (December 31, 2012 - $480,624) is owed to a non-related party, which bears interest at 12% per annum, due on demand, and secured by the assets of the Company. As at June 30, 2013, the Company has accrued interest of $96,808 (December 31, 2012 - $75,270) which is included in accrued liabilities.
(c)	As at June 30, 2013, the amount of $28,000 (December 31, 2012 – $nil) is owed to a non-related party, which is non-interest bearing, unsecured, and due on demand.
(d)	As at June 30, 2013, the amount of $15,000 (December 31, 2012 - $nil) is owed to a non-related party which is non-interest bearing, unsecured, and due on demand.

Convertible Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Debt
Convertible Debt
8.	Convertible Debt

On May 10, 2013, the Company amended the loans payable issued to two companies controlled by the President of the Company for the $9,980,000 debt that arose from the purchase of the iPMine system. Refer to Note 4. As per the amended agreements the terms of the notes were changed from being due on demand to being due eighteen months from the date of the amended agreements, as well, the amended agreements added a conversion feature to the notes whereby any unpaid amount of principal can be converted at any time at the holder’s option into shares of the Company’s common stock at a price of $1.00 per share. The Company determined that there was no embedded beneficial conversion feature.

In accordance with ASC 470-60, “Debt - Troubled Debt Restructurings by Debtors”, the Company determined that the creditor did not grant a concession as the only modifications to the debt was the extension of the maturity date and the addition of a conversion option. The modification was then analyzed under ASC 470-50, “Debt - Modifications and Extinguishments” and the Company determined that the present value of the cash flows of the new debt instrument differs by 10% or more from the present value of the remaining cash flows under the original debt. As a result, the debt instruments have substantially different terms and the original debt is considered extinguished. The Company recorded a gain on extinguishment of debt of $2,387,957 and which was recorded as additional paid-in capital. During the period ended June 30, 2013, the Company recorded accretion expense of $196,602, increasing the carrying value to $7,788,645 as at June 30, 2013.

NOTE 7 – DEBENTURE PAYABLE

Debenture payable at December 31, 2012 consists of:

$
Amount due October 14, 2009	120,624
Amount due October 14, 2010	120,000
Amount due October 14, 2011	120,000
Amount due October 14, 2012	120,000

Total face amount	480,624
Initial present value discount	121,253
less accumulated amortization	(121,253)

Net value as at December 31, 2012	480,624
Current portion	480,624

Non-current portion	—

On October 14, 2008, the Company recorded the debenture at the $359,371 present value (discounted at a 12% annual interest rate) of the $480,624 total payments due and amortized the $121,253 debt discount as interest expense using the interest method over the four year term of the debenture.

During the year ended December 31, 2012, the Company recorded interest expense of $10,839 (2011 – $23,145) related to amortization of the discount. As at December 31, 2012, the present value of the debenture is $480,624 (2011 – $469,785).

The Company did not meet the repayment schedule as noted above. Interest is accrued on the overdue principal amounts at 12% per annum from the due dates. During the year ended December 31, 2012, the

Company accrued interest expense of $75,270 (2011 – $31,995) (Note 5).

The debenture is secured by the assets of the Company, including the issued and outstanding shares of BML, which were sold to the Company, and the Bullmoose Gold Mine Property.

The debenture is convertible at the option of the holders into Units of the Company at a conversion rate of $25 per Unit; each Unit consists of one share of the Company common stock and one warrant exercisable into one share of the Company common stock at a price of $30 per share at any time from the exercise of the Conversion Option to two years thereafter. There were no beneficial conversion features related to the Conversion Option.

During the year ended December 31, 2010, the Company filed a lawsuit against HMC to protect its interest in BML. The Company is in the process of settling the lawsuit by rescinding the October 14, 2008 agreement under which the Company acquired BML. More particularly, 120,000 common shares issued by the Company in consideration for the acquisition will be cancelled and $75,000 of the $85,000 paid as part consideration for the acquisition will be returned to the Company. In addition, as part of the rescission, the debenture obligation of the Company to the seller of BML, will be released on closing.

On the Closing Date (July 3, 2012, the first business day after June 30, 2012) all parties to the Settlement Agreement, except those responsible to return the $75,000 to the Company tendered signed settlement documents. As a result, the Company cancelled the 120,000 common shares and commenced an action to recover the $75,000. The Company takes the position that until this sum is paid, it continues to hold title to Bullmoose Gold Mine Property through its ownership of all issued shares of BML (Notes 1, 3, 4, 8, 11 and 14).

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions
9.	Related Party Transactions
(a)	During the six months ended June 30, 2013, the Company incurred consulting fees of $55,000 (2012 - $nil) to the President of the Company.
(b)	During the six months ended June 30, 2013, the Company incurred consulting fees of $68,000 (2012 - $nil) to the Chief Financial Officer of the Company.
(c)	During the six months ended June 30, 2013, the Company incurred consulting fees of $20,000 (2012 - $nil) to the Chairman of the Board of the Company.
(d)	During the six months ended June 30, 2013, the Company incurred consulting fees of $10,000 (2012 - $nil) to the President of Aero.
(e)	During the six months ended June 30, 2013, the Company incurred management fees of $nil (2012 - $15,900) to a company controlled by the former Chief Executive Officer of the Company.
(f)	As at June 30, 2013, the amount of $94,517 (December 31, 2012 - $nil) is owed to the President and a company controlled by the President of the Company, which is non-interest bearing, unsecured, and due on demand.
(g)	As at June 30, 2013, the amount of $10,000 (December 31, 2012 - $nil) is owed to the Chief Financial Officer of the Company, which is non-interest bearing, unsecured, and due on demand.
(h)	As at June 30, 2013, the amount of $121,757 (December 31, 2012 - $106,557) is owed to the Chairman of the Board of the Company and companies controlled by the Chairman, which is non-interest bearing, unsecured, and due on demand.

(i)	As at June 30, 2013, the amount of $22,948 (December 31, 2012 - $22,948) is owed to a former director and a company controlled by a former director of the Company, which is non-interest bearing, unsecured, and due on demand.
(j)	As at June 30, 2013, the amount of $44,717 (December 31, 2012 - $44,717) is owed to a former director and a company controlled by a former director of the Company, which is non-interest bearing, unsecured, and due on demand.
(k)	As at June 30, 2013, the amount of $38,465 (December 31, 2012 - $nil) is owed to the President of Aero, which is non-interest bearing, unsecured, and due on demand.

NOTE 9 – DUE TO RELATED PARTIES AND RELATED PARTY TRANSACTIONS

Amounts due to related parties are non-interest bearing, unsecured and due on demand.

As at December 31, 2012, the amount due to related parties includes $23,080 (2011 – $23,080) payable to a company controlled by a director of the Company for exploration and field expenses paid on behalf of the Company.

As at December 31, 2012, the amount due to related parties includes $21,637 (2011 – $11,625) payable to a director of the Company related to unpaid consulting fees.

As at December 31, 2012, the amount due to related parties includes $2,948 (2011 – $2,948) payable to, a company controlled by a director of the Company related unpaid management fees.

As at December 31, 2012, the amount due to related parties includes $20,000 (2011 – $20,000) payable to a director of the Company related to unpaid management fees.

As at December 31, 2012, the amount due to related parties include $100 (2011 – $100) payable to a company controlled by the Chief Executive Officer of the Company related to expenses paid on behalf of the Company.

As at December 31, 2012, the amount due to related parties include $75,041 (2011 – $33,600) payable to a company controlled by the Chief Executive Officer of the Company related to unpaid management fees.

As at December 31, 2012, the amount due to related parties include $31,412 (2011 – $21,890) payable to the Chief Executive Officer of the Company related to expenses paid on behalf of the Company.

During the year ended December 31, 2012, the Company paid or accrued management fees of $10,000 (2011 – $Nil) to a company controlled by the director of the Company.

During the year ended December 31, 2012, the Company paid or accrued management fees of $55,980 (2011 – $33,600) to a company controlled by the Chief Executive Officer of the Company.

During the year ended 31 December 2010, the Company accepted a loan from a company owned by a family member of a director of the Company in the amount of $150,000 bearing interest at a rate of 10% per annum (Note 6).

Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Common Stock

10.	Common Stock
(a)	On January 3, 2013, the Company issued 300,000 shares of common stock with a fair value of $300 pursuant to the License Agreement. Refer to Note 4.
(b)	On March 8, 2013, the Company effected a 1 for 50 reverse split of the issued and outstanding shares of common stock. All share amounts have been retroactively restated for all periods presented. The Company also increased the number of authorized shares of common stock from 500,000,000 shares to 750,000,000 shares with no change in par value.
(c)	On March 22, 2013, the Company issued 20,000,000 shares of common stock with a fair value of $20,000 pursuant to the acquisition of intellectual property. Refer to Note 4.
(d)	On March 27, 2013, the Company issued 20,000,000 shares of common stock with a fair value of $20,000 to settle debt of $20,000.
(e)	On May 17, 2013, the Company issued 200,000 shares of common stock with a fair value of $58,000 to the Chief Financial Officer of the Company. Refer to Note 12(a).
(f)	On May 17, 2013, the Company issued 200,000 shares of common stock with a fair value of $58,000 to a consultant, of which $7,150 was expensed as consulting fees for the pro-rate portion of services rendered to June 30, 2013. The remaining $50,850 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on May 15, 2014. Refer to Note 12(d).
(g)	On May 17, 2013, the Company issued 275,000 shares of common stock with a fair value of $79,750 to a consultant, of which $9,832 was expensed as consulting fees for the pro-rate portion of services rendered to June 30, 2013. The remaining $69,918 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on May 15, 2014. Refer to Note 12(e).
(h)	On May 29, 2013, the Company issued 2,400,000 shares of common stock with a fair value of $600,000 to acquire Aero. Refer to Note 3.
(i)	On May 29, 2013, the Company issued 300,000 shares of common stock with a fair value of $75,000 to the management team of Aero. Refer to Note 12(f).
(j)	On June 1, 2013, the Company issued 50,000 shares of common stock with a fair value of $12,500 to a consultant. Refer to Note 12(h).
(k)	On June 3, 2013, the Company issued 50,000 shares of common stock with a fair value of $13,500 to two consultants. Refer to Note 12(g).
(l)	On June 12, 2013, the Company issued 500,000 of common stock with a fair value of $170,000 to a consultant, of which $18,580 was expensed as consulting fees for the pro-rate portion of services rendered to June 30, 2013. The remaining $151,420 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on December 11, 2013.

(m)	On June 12, 2013, the Company issued 250,000 shares of common stock with a fair value of $92,500 to a consultant, of which $9,604 was expensed as consulting fees for the pro-rate portion of services rendered to June 30, 2013. The remaining $82,896 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on December 11, 2013.
(n)	On June 27, 2013, the Company issued 500,000 shares of common stock with a fair value of $170,000 to a consultant, of which $3,716 was expensed as consulting fees for the pro-rate portion of services rendered to June 30, 2013. The remaining $166,284 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on December 27, 2013.
(o)	On June 28, 2013, the Company issued 96,000 shares of common stock with a fair value of $45,120 to a consultant which was recorded as deferred compensation which will be expensed on the vesting date of July 1, 2013. Refer to Note 13(a).
(p)	As at June 30, 2013, the Company has share subscriptions proceeds of $60,000 which were received in 2010.

NOTE 8 – CAPITAL STOCK

Effective February 2, 2005, the Company affected a one (1) for three hundred (300) reverse stock split. Effective September 11, 2008, the Company affected a one (1) for two thousand (2,000) reverse stock split. Effective March 15, 2010, the Company affected a two (2) for one (1) forward stock split.

Effective March 8, 2013, the Company affected a one (1) for fifty (50) reverse stock split. (Note 14). All share and warrant amounts presented in the consolidated financial statements and in the notes thereto have been adjusted to reflect the reverse and forward stock splits.

Authorized

Authorized capital stock consists of 750,000,000 common shares with par value of $0.00001 per share. (Note 14)

Share Issuance

i.	On August 16, 2011, the Company cancelled 100,000 common shares issued on June 22, 2010 in relation to the Valentine Gold Claim (Notes 4 and 12).

ii.	On September 29, 2012, the Company issued 50,000 preferred shares at a fair value of $435,000 to settle debt of $50,000 on September 29, 2012 and subsequently cancelled all of 50,000 preferred shares in December, 2012 restoring the $50,000 of debt.
iii.	On September 27, 2012, the Company issued 200,000 common shares at a fair value of $87,000 to settle debt in the amount of $10,000. The Company recognized loss of $77,000 on settlement of debt during the year-end December 31, 2012.

Shares to Be Issued

During the year ended December 31, 2010, the Company received $60,000 for the purchase of 4,000 common shares in the Company. These shares were yet to be issued by the Company as at December 31, 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

NOTE 10 - INCOME TAXES

The Company has losses carried forward for income tax purposes to December 31, 2012. There are no current or deferred tax expenses for the year ended December 31, 2012 due to the Company’s loss position. The Company has fully reserved for any benefits of these losses. The deferred tax consequences of temporary differences in reporting items for financial statement and income tax purposes are recognized, as appropriate. Realization of the future tax benefits related to the deferred tax assets is dependent on many factors, including the Company’s ability to generate taxable income within the net operating loss carryforward period. Management has considered these factors in reaching its conclusion as to the valuation allowance for financial reporting purposes.

The composition of the Company’s deferred tax assets as at December 31, 2012 and 2011 are as follows:

	As at December 31, 2012	As at December 31, 2011
	$	$

Net income tax operating loss carry-forward	10,679,267	10,370,029

Statutory federal income tax rate	34%	34%
Effective income tax rate	0%	0%

Deferred tax assets	3,630,951	3,525,810
Less: Valuation allowance	(3,630,951)	(3,525,810)

Net deferred tax asset	—	—

The potential income tax benefit of these losses has been offset by a full valuation allowance.

As at December 31, 2012, the Company has an unused net operating loss carry-forward balance of approximately $10,679,267 that is available to offset future taxable income. This unused net operating loss carry-forward balance expires between 2017 and 2032.

Share Purchase Warrants	6 Months Ended
Jun. 30, 2013
Share Purchase Warrants
Share purchase warrants
11.	Share Purchase Warrants

On June 1, 2013, the Company issued 250,000 share purchase warrants at an exercise price of $0.50 per share expiring on May 31, 2014 to a consultant. The fair value of $44,884 was determined using the Black-Scholes option pricing model using the following assumptions: risk-free interest rate of 0.14%, expected life of 1 year, expected volatility of 254%, and no expected dividends.

The Company also issued share purchase warrants as part of the acquisition of Aero. Refer to Note 3.

The following table summarizes the continuity of share purchase warrants:

	Number of warrants	Weighted average exercise price $

Balance, December 31, 2012	–	–

Issued	3,250,000	0.73

Balance, June 30, 2013	3,250,000	0.73

As at June 30, 2013, the following share purchase warrants were outstanding:

Number of warrants	Exercise price $	Expiry date

250,000	0.50	May 31, 2014
1,000,000	0.50	December 31, 2014
1,000,000	0.75	December 31, 2015
1,000,000	1.00	December 31, 2016

3,250,000

Commitment and Contingencies	12 Months Ended
Dec. 31, 2012
Commitment And Contingencies
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

On October 14, 2008, the Company and HMC entered into a share purchase agreement in which the Company acquired 100% of the issued and outstanding shares of BML in exchange of $15,000 on execution, by $12,000 in cash and 120,000 shares of the Company’s common stock valued at $3,000 (Notes 3, 8 and 14) (the “Share Purchase Agreement”). Under the Share Purchase Agreement, the Company assumed the liabilities of BML totalling $535,126 to be paid over four years from the sale of the shares. HMC could repossess BML shares if the Company failed to pay for the liabilities assumed.

On June 23, 2010, the Company acted to its detriment and made an $85,000 payment to HMC under the Share Purchase Agreement, implying the understanding that it was and would remain in good standing and HMC thereby waived any such default and is estopped from claiming otherwise.

On or about August 10, 2010, HMC purportedly sold the BML shares it previously had sold to the Company to

Maple Management Investments Ltd. (“Maple”) in exchange for cash and shares of Maple.

On October 22, 2010, the Company has filed a lawsuit against HMC, Maple, a former officer of the Company and certain other companies controlled directly or indirectly by the former officer (the “Claim”) in which the Company seeks a declaration that the Company is the legal and beneficial owner of all issued and outstanding shares of BML.

On November 17, 2010, HMC, a former officer of the Company and certain other companies controlled directly or indirectly by the former officer filed a counter claim against the Company and one of its directors (the “Counterclaim”). The Counterclaim alleges that the Company owes HMC, the sum of $32,765 under a service contract entered into in 2006. HMC also alleges that the Company defaulted on the Share Purchase Agreement. The Company entered into the Settlement Agreement, the particulars of which are set out in Note 4. As a result, no accrual has been recorded related to the alleged amounts due to HMC.

On the Closing Date (July 3, 2012, the first business day after June 30 2012) all parties to the Settlement Agreement, except those responsible to return the $75,000 to the Company, tendered signed Settlement documents. As a result, the Company cancelled the 120,000 shares and commenced an action in the Supreme Court of British Columbia to recover the $75,000. The Company takes the position that until this sum is paid, it continues to hold title to the mineral properties through its ownership of all issued Bullmoose shares (Notes 1, 3, 4, 7, 8 and 14).

As at December 31, 2012, the Company was still the owner of BML until the settlement closes.

Commitments	6 Months Ended
Jun. 30, 2013
Supplemental Cash Flow Elements [Abstract]
Commitments

12. Commitments

(a)	On April 17, 2013, the Company entered into an agreement with a consultant to become the Chief Financial Officer and director of the Company. Commending May 1, 2013, the Company is to pay the Chief Financial Officer $5,000 per month for the first year, $8,000 per month for the second year, and $10,000 per month for the third year. The Chief Financial Officer has the right to convert all or part of the consulting fee or outstanding accrued amount plus interest into shares of common stock of the Company at $1.00 per share Upon execution of the agreement, the Company issued 200,000 shares of common stock (refer to Note 10(e)) and must pay $10,000 signing bonus prior to the end of the first year of the agreement. The signing bonus bears interest at 1% per month until it is paid in full.

(b)	On April 17, 2013, the Company entered into an agreement with a director to become the President and Chief Executive Officer of the Company (the “President”). Commending May 1, 2013, the Company is to pay the President $15,000 per month for the first year, $18,000 per month for the second year, and $20,000 per month for the third year. The President has the right to convert all or part of the consulting fee or outstanding accrued amount plus interest into shares of common stock of the Company at $0.01 per share The Company must pay the President a $25,000 signing bonus prior to the end of the first year of the agreement. The signing bonus bears interest at 1% per month until it is paid in full.
(c)	On April 17, 2013, the Company entered into an agreement with a director to become the Chairman of the Board of Directors of the Company (the “Chairman”). Commending May 1, 2013, the Company is to pay the Chairman $10,000 per month for the first year, $12,000 per month for the second year, and $15,000 per month for the third year. The Chairman has the right to convert all or part of the consulting fee or outstanding accrued amount plus interest into shares of common stock of the Company at $0.01 per share The Company must pay a $10,000 signing bonus prior to the end of the first year of the agreement. The signing bonus bears interest at 1% per month until it is paid in full.

(d)	On May 15, 2013, the Company entered into an agreement with a consultant whereby the Company issued 200,000 shares of common stock for services to be provided over a period of one year. Refer to Note 10(f). The Company will pay a finder’s fee of 10% on any financing brought to the Company by the consultant.
(e)	On May 15, 2013, the Company entered into an agreement with a consultant whereby the Company issued 275,000 shares of common stock for services to be provided over a period of one year. Refer to Note 10(g). The Company will pay a finder’s fee of 10% on any financing brought to the Company by the consultant.
(f)	On May 28, 2013, as part of the acquisition of Aero, the Company agreed to issue performance bonus shares to the former shareholders of Aero based on Aero’s revenue growth over a three year period. The increase in gross revenue over the previous year is converted to shares of common stock of the Company at $1.00 per share.

The Company will also pay finders’ fee shares to the former shareholders of Aero if they introduce an acquisition target to the Company. The finders’ fee shares will be calculated as a percentage of the Company’s valuation purchase price of each acquisition target as follows: (i) 1.5% for the first $2,000,000 and (ii) 0.75% on the balance.

In addition, commencing June 1, 2013, the Company is to pay consulting fees to three members of Aero’s management team. Each member is to be paid $10,000 per month for the first year, $12,000 per month for the second year, and $15,000 per month for the third year. Any unpaid amounts bear interest at 1% per month. The members have the right to convert all or part of the consulting fee or outstanding accrued amount plus interest into shares of common stock of the Company at $1.00 per share. Upon execution of the agreement, the Company issued 100,000 shares of common stock to each of the three individuals as a signing bonus (issued). Refer to Note 10(i).

(g)	On June 1, 2013, the Company entered into an agreement with two consultants whereby the Company issued a total of 50,000 shares of common stock (refer to Note 10(k) and is to pay a total of $1,000 per month for a period of six months. The agreement can be extended for an additional six month term at the option of the Company for a total of $1,500 per month. The Company will pay a commission of 10% of any iPMine sales and a 5% finder’s fee for any financing brought to the Company by the consultants.
(h)	On June 1, 2013, the Company entered into an agreement with a consultant whereby the Company is to pay the consultant $5,000 per month with either party able to terminate the agreement on two months written notice to the other party. Upon execution of the agreement, the Company issued 50,000 shares of common stock and 250,000 share purchase warrants exercisable at $0.50 per share expiring on May 31, 2014. Refer to Notes 10(i) and Note 11.
(i)	On June 1, 2013, the Company entered into an agreement with a consultant whereby the Company is to pay the consultant $15,000 per quarter over a period of one year. The Company will pay a finder’s fee of 10% on any financing brought to the Company by the consultant.

Supplemental Disclosures with Respect to Cash Flows	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures With Respect To Cash Flows
Supplemental Disclosures with Respect to Cash Flows

NOTE 12 – SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

	For the year ended December 31, 2012	For the year ended December 31, 2011	For the period from the date of inception on February 10, 1997 to December 31, 2012 (Unaudited)
	$	$	$

Cash paid during the year for interest	—	174	12,480
Cash paid during the year for income taxes	—	—	—

Non-cash investing and financing activities
Common shares issued on acquisition of BML	—	—	421,390
Common shares issued on acquisition of Valentine Gold Claim	—	—	2,150,000
Common shares issued for debt	87,000	—	419,876

During the year ended December 31, 2012, the Company recorded a provision for mineral property write-down of $78,000 related to the Bullmoose Gold Mine Property.

During the year ended December 31, 2011, the Company recorded write-off of accounts payable in the amount of $90,000 (2010 – $Nil, 2009 – $Nil) related to the Valentine Gold Claim (Notes 4 and 5).

On August 16, 2011, the Company cancelled 100,000 common shares issued on June 22, 2010 in relation to the Valentine Gold Claim. This amount is recorded as an increase in additional paid-in capital (Notes 4 and 8).

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial Instruments

NOTE 13 – FINANCIAL INSTRUMENTS

The carrying values of cash and cash equivalents, accounts payable, debenture payable, note payable and due to related parties approximate fair values due to the short term maturity of these financial instruments.

Credit Risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions as determined by rating agencies. As a result, credit risk is considered insignificant.

Currency Risk

The Company’s major expenses and payables are in United States dollars and are expected to continue to incur in United States dollars. Fluctuations in the exchange rate between the United States dollar and other currency may have a material effect on the Company’s business, financial condition and results of operations. The Company does not actively hedge against foreign currency fluctuations.

Interest Rate Risk

The Company has non-interest paying cash balances and interest-bearing debt with interest rates fixed at 10% to 12% (Notes 6 and 7).  It is management’s opinion that the Company is not exposed to significant interest rate risk arising from these financial instruments.

Liquidity Risk

Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with its financial liabilities. The Company manages liquidity risk by continuously monitoring actual and projected cash flows and matching the maturity profile of financial assets and liabilities. As at December 31, 2012, the Company had a working capital deficit of $1,372,035 (2011 – $1,072,607). The Company plans to improve its financial condition by obtaining new financing through loans. There is no assurance that the Company will be successful in accomplishing this objective.

Restatement	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Restatement

13. Restatement

The Company has restated its financial statements as at June 30, 2013 and for the three and six months then ended. These financial statements have been restated to reflect a write-down of the technology intellectual property (and corresponding adjustment to amortization) and adjustment to the fair value of shares issued for the technology intellectual property. The Company also corrected the accounting for the modification of related party debt. These restatements resulted in an increase in net loss per share from $0.04 to $0.44 for the six months ended June 30, 2013 and a decrease from $0.02 to $0.01 for the three months ended June 30, 2013.

Balance sheet

	As at June 30, 2013
	As reported $	Adjustment $	As restated $

Assets

Current assets

Cash	2,413	—	2,413
Accounts receivable	82,800	—	82,800
Loans receivable	28,620	—	28,620

Total current assets	113,833	—	113,833

Technology intellectual property	9,774,862	(9,745,414)	29,448
Property and equipment	1,682	—	1,682
Goodwill	1,352,212	—	1,352,212

Total assets	11,242,589	(9,745,414)	1,497,175

Liabilities

Current liabilities

Accounts payable	581,294	—	581,294
Accrued liabilities	132,339	—	132,339
Loans payable	673,624	—	673,624
Due to related parties	332,404	—	332,404

Total current liabilities	1,719,661	—	1,719,661

Convertible debt, net of unamortized discount	8,038,096	(249,451)	7,788,645

Total liabilities	9,757,757	(249,451)	9,508,306

Stockholders’ equity (deficit)

Common stock	463	—	463
Additional paid-in capital	13,711,742	243,255	13,954,997
Shares to be issued	60,000	—	60,000
Deferred compensation	(566,488)	—	(566,488)
Accumulated other comprehensive loss	(5,776)	—	(5,776)
Deficit	(11,715,109)	(9,739,218)	(21,454,327)

Total stockholders’ equity (deficit)	1,484,832	(9,495,963)	(8,011,131)

Total liabilities and stockholders’ equity (deficit)	11,242,589	(9,745,414)	1,497,175

Income statement

	Six months ended June 30, 2013
	As reported $	Adjustment $	As restated $

Revenue	117,800	—	117,800

Cost of sales	112,670	—	112,670

Gross profit	5,130	—	5,130

Expenses

Amortization of intangible assets	250,638	(249,806)	832
Depreciation of property and equipment	329	—	329
General and administrative	470,628	—	470,628
Write-down of intangible asset	—	9,970,020	9,970,020

Total expenses	721,595	9,720,214	10,441,809

Loss before other income (expense)	(716,465)	(9,720,214)	(10,436,679)

Other income (expense)

Accretion of discount on convertible debt	(177,598)	(19,004)	(196,602)
Interest expense	(29,138)	—	(29,138)
Write-off of accounts payable	42,550	—	42,550

Total other income (expense)	(164,186)	(19,004)	(183,190)

Net loss and comprehensive loss for the period	(880,651)	(9,739,218)	(10,619,869)

	Three months ended June 30, 2013
	As reported $	Adjustment $	As restated $

Revenue	117,800	—	117,800

Cost of sales	112,670	—	112,670

Gross profit	5,130	—	5,130

Expenses

Amortization of intangible assets	250,638	(249,881)	757
Depreciation of property and equipment	329	—	329
General and administrative	439,290	—	439,290

Total expenses	690,257	(249,881)	440,376

Loss before other income (expense)	(685,127)	249,881	(435,246)

Other income (expense)

Accretion of discount on convertible debt	(177,598)	(19,004)	(196,602)
Interest expense	(14,478)	—	(14,478)
Write-off of accounts payable	42,550	—	42,550

Total other income (expense)	(149,526)	(19,004)	(168,530)

Net loss and comprehensive loss for the period	(834,653)	230,877	(603,776)

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

(a)	On July 1, 2013, the Company entered into a consulting agreement with an investor relations firm whereby the Company is to pay the consultant $5,500 per month until December 31, 2013 and issue 96,000 shares of common stock (issued June 28, 2013 and recorded as deferred compensation as at June 30, 2013). Refer to Note 10(l).

(b)

The United States Department of Agriculture, Rural Utilities Services Community Connect grant program offers Native American tribes and rural communities an opportunity to apply for grant funding to implement and deploy broadband infrastructure projects. Part of the grant program is for the grant recipients to show a 15% matching fund of the total cost of the project internally by the grant recipients or from a non-affiliated third party (the “Matching Funds). The Company may introduce grant recipients to an investor who wishes to provide the matching funds through a letter of credit. On July 2, 2013, the Company issued 400,000 shares of common stock to an investor who has agreed to provide a letter of credit facility to grant recipients pursuant to an agreement dated July 1, 2013

(b)	The United States Department of Agriculture, Rural Utilities Services Community Connect grant program offers Native American tribes and rural communities an opportunity to apply for grant funding to implement and deploy broadband infrastructure projects. Part of the grant program is for the grant recipients to show a 15% matching fund of the total cost of the project internally by the grant recipients or from a non-affiliated third party (the “Matching Funds). The Company may introduce grant recipients to an investor who wishes to provide the matching funds through a letter of credit. On July 2, 2013, the Company issued 400,000 shares of common stock to an investor who has agreed to provide a letter of credit facility to grant recipients pursuant to an agreement dated July 1, 2013.

(c)	On July 31, 2013, the Company issued a convertible note with a principal value of $405,000 for proceeds of $300,000. The note bears interest at a rate of 8% per annum and matures on January 27, 2014. The note is convertible ninety days after issuance, at the holder’s option, into shares of common stock of the Company at $0.2325 per share. Under terms of the note, the principal amount of $405,000 will be reduced to the purchase price of $300,000 if the Company meets all of their filing obligations. If the Company files a registration statement covering the resale of all of the shares issued or issuable upon conversion of the convertible note with the Securities and Exchange Commission (“SEC”) on or before September 3, 2013, $30,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished. If the registration statement is declared effective by the SEC by October 14, 2013 then a further $75,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished. The Company has the right at any time to redeem all, but not less than all, of the total outstanding amount then remaining under the convertible note in cash at a price equal to 120% of the total amount of the convertible note then outstanding. In the event of default, the note has a default interest rate of 18% per annum and customary event default provisions.
(d)	On August 28, 2013, the Company entered into an agreement with an investor who has committed to purchase up to $7,500,000 (the “Total Commitment”) of the Company’s shares of common stock over a three year period following the effectiveness of a registration statement the Company has agreed to file with the U.S. Securities and Exchange Commission. The Company, in its sole discretion, can provide the investor with either “regular” draw down notices or, if certain conditions are satisfied, “fixed” draw down notices (each, a “Draw Down Notice”). In each case to purchase a specified dollar amount of shares (the “Draw Down Amount”), with each draw down subject to the limitations discussed below. The maximum amount of shares requested to be purchased pursuant to any single Regular Draw Down Notice cannot exceed 300% of the average daily trading volume of the Company’s common stock for the 20 trading days immediately preceding the date of the Regular Draw Down Notice (the “Maximum Regular Draw Down Amount”). The maximum amount of shares requested to be purchased pursuant to any single Fixed Draw Down Notice cannot exceed 200% of the average daily trading volume of the Company’s common stock for the 20 trading days immediately preceding the date of the Fixed Draw Down Notice (“Maximum Fixed Draw Down Amount”).

When the Company provides the investor with “regular” draw down notices to purchase a specified Draw Down Amount, this is up to the Maximum Regular Draw Down Amount, based over a 10 consecutive trading day period commencing on the trading day specified in the applicable Regular Draw Down Notice (the “Pricing Period”). Once presented with a Regular Draw Down Notice, the investor is required to purchase a pro rata portion of the applicable Draw Down Amount on each trading day during the applicable Pricing Period on which the daily volume weighted average price for the Company’s common stock (the “VWAP”) equals or exceeds an applicable floor price equal to the product of (i) 0.70 and (ii) the VWAP over the 10 trading days immediately preceding the date the Regular Draw Down Notice is delivered, subject to adjustment (the “Floor Price”). If the VWAP falls below the applicable Floor Price on any trading day during the applicable Pricing Period, the Purchase Agreement provides that the Investor will not be required to purchase the pro rata portion of the applicable Draw Down Amount allocated to that trading day. The per share purchase price for the shares subject to a Regular Draw Down Notice shall be equal to 90% of the arithmetic average of the three lowest VWAPs that equal or exceed the applicable Floor Price during the applicable Pricing Period; provided, however, that if the VWAP does not equal or exceed the applicable Floor Price for at least three trading days during the applicable Pricing Period, then the per share purchase price shall be equal to 90% of the arithmetic average of all VWAPs that equal or exceed the applicable Floor Price during such Pricing Period.

When the Company provides the investor with a “fixed” draw down notice to purchase a specified Draw Down Amount, up to the Maximum Fixed Draw Down Amount, on the applicable settlement date, which will occur within one trading day following the date the Fixed Draw Down Notice is delivered. The per share purchase price for the shares subject to a Fixed Draw Down Notice (the “Fixed Purchase Price”) shall be equal to 75% of the lower of (i) the lowest trade price of a share of the Company’s common stock on the date the Fixed Draw Down Notice is delivered (the “Draw Down Exercise Date”) and (ii) the arithmetic average of the three lowest daily VWAPs during the 10 consecutive trading days ending on the trading day immediately preceding the applicable Draw Down Exercise Date. The Company may deliver a Fixed Draw Down Notice only if both of the following equity conditions shall have been satisfied as of the applicable Draw Down Exercise Date: (i) on each trading day during the period beginning 30 trading days prior to the applicable Draw Down Exercise Date and ending on and including the applicable Draw Down Exercise Date, the lowest trade price of a share of the Company’s common stock shall have been greater than $0.20, subject to adjustment; and (ii) on each trading day during the period beginning 30 trading days prior to the applicable Draw Down Exercise Date and ending on and including the applicable Draw Down Exercise Date, the trade price of a share of the Company’s common stock shall not have declined more than 20% from an intraday high to an intraday low during such trading day.

The Company is prohibited from issuing a Draw Down Notice if (i) the amount requested in such Draw Down Notice exceeds the Maximum Regular Draw Down Amount, in the case of a Regular Draw Down Notice, or exceeds the Maximum Fixed Draw Down Amount, in the case of a Fixed Draw Down Notice, (ii) the sale of shares pursuant to such Draw Down Notice would cause the Company to issue or sell or the investor to acquire or purchase an aggregate dollar value of shares that would exceed the Total Commitment, or (iii) the sale of shares pursuant to the Draw Down Notice would cause the Company to sell or the Investor to purchase an aggregate number of shares of the Company’s common stock which would result in beneficial ownership by the investor of more than 4.99% of the Company’s common stock (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder). With respect to a draw down pursuant to a Regular Draw Down Notice, the Company cannot make more than one draw down (whether pursuant to a Fixed Draw Down Notice or a Regular Draw Down Notice) in any Pricing Period and must allow 24 hours to elapse between the completion of the settlement of any one draw down pursuant to a Regular Draw Down Notice and the delivery of any Fixed Draw Down Notice or Regular Draw Down Notice for any other draw down. With respect to a draw down pursuant to a Fixed Draw Down Notice, the Company must allow 15 trading days to elapse between the completion of the settlement of any one draw down pursuant to a Fixed Draw Down Notice and the delivery of any Fixed Draw Down Notice or Regular Draw Down Notice for any other draw down.

The Company agreed to pay the investor a commitment fee equal to $150,000 (or 2% of the Total Commitment under the agreement) in the form of 454,408 shares of common stock (the “Initial Commitment Shares”). In addition, as soon as practicable following the effective date of the initial registration statement, the Company is required to issue to the investor additional shares of common stock (the “Additional Commitment Shares” and, collectively with the Initial Commitment Shares, the “Commitment Shares”) equal to the greater of (i) zero and (ii) the difference of (a) the quotient of (x) $150,000 divided by (y) the greater of (1) the lowest trade price of a share of the Company’s common stock during the period beginning two trading days immediately preceding the effective date of the initial Registration Statement and ending on such effective date and (2) $0.15, less (ii) 454,408, provided that in no event will the Company issue more than an aggregate of 545,592 shares of common stock, subject to adjustment, as Additional Commitment Shares. The Company also agreed to pay up to $20,000 of reasonable legal and expenses incurred by the investor in connection with this agreement.

NOTE 14 – SUBSEQUENT EVENTS

The following event occurred during the period from the year ended December 31, 2012 to the date the consolidated financial statements were available to be issued on April 16, 2013:

i.                 On January 2, 2013, the Company signed an exclusive licensing and distribution agreement to sell and market the iPMine communication and mine-safety system for underground mines for the European continent. The terms of the agreement includes exclusivity for the European market for a 5-year term renewable for an additional 5-year term and first right of refusal to acquire the entire iPMine intellectual property. The Company issued 300,000 common shares (i.e. post-the reverse stock split) of the Company to the licensor.

ii.               On January 10, 2013, the Board of Directors of the Company approved the followings:

1.                       One (1) for fifty (50) reverse split of the issued and outstanding shares of Sanwire common stock;

2.                       To amend the Company’s Article of Incorporation to change the name of the Company to “Sanwire Corporation,” and

3.                       To amend the Company's Articles of Incorporation to increase the number of authorized shares of Common Stock, par value $.00001 per share, of the Company from 500,000,000 shares to 750,000,000 shares after the Reverse Split.

The actions became effective on or about March 8, 2013.

iii.              On January 14, 2013, the Company signed a purchase agreement to acquire all of the ownership in iPTerra Technologies, Inc. for cash consideration of $5,500, which shall be paid to a seller within a 12 month period from a closing date.

iv.             On March 22, 2013, the Company issued 20,000,000 shares after the Reverse Split to the Company controlled by Naiel Kanno as payment for fulfillment of the Company’s exercise of the option agreement that is part of the Licensing and Distribution Agreement dated January 16, 2013.

v.       On March 26, 2013, the Company exercised its option under the recently executed License and Distribution Agreement for 100% ownership of the iPMine communications and mine-safety system. The iPMine system will continue to operate under the Company’s wholly owned subsidiary, iPTerra Technologies, Inc.

vi.        On March 27, 2013, the Company issued 20,000,000 shares after the Reverse Split to converted $20,000 debt owing to a third party by the Company.

Summary Of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
Basis of Presentation and Principles of Consolidation
(a)	Basis of Presentation and Principles of Consolidation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States. These consolidated financial statements are expressed in US dollars. These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Bullmoose Mines Ltd., iPTerra Technologies, Inc., and Aeronetworks LLC and Birchtree LLC. All inter-company balances and transactions have been eliminated.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary BML from the date of its acquisition on October 14, 2008. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) applicable for an exploration stage company for financial information and are expressed in U.S. dollars.

Reclassifications		Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.
Interim Financial Statements
(b)	Interim Financial Statements
These interim unaudited consolidated financial statements have been prepared on the same basis as the annual financial statements and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

Use of Estimates
(c)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to allowance for doubtful accounts, the estimated useful lives and recoverability of long-lived assets, fair value of convertible debt, stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents
	The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.	Cash and Cash Equivalents Cash and cash equivalents include highly liquid investments with original maturities of three months or less.
Accounts Receivable
(e)	Accounts Receivable

The Company recognizes allowances for doubtful accounts to ensure accounts receivable are not overstated due to the inability or unwillingness of its customers to make required payments. The allowance is based on the age of receivable and the specific identification of receivables the Company considers at risk.

Property and Equipment
(f)	Property and Equipment
Property and equipment are stated at cost. The Company depreciates the cost of property and equipment over their estimated useful lives at the following annual rates:
Computer equipment	55% declining balance

Intangible Assets
(g)	Intangible Assets
Intangible assets are stated at cost less accumulated amortization. The Company’s intangible asset is the iPMine technology which is being amortized straight-line over 10 years.
Long-lived Assets

(h)	Long-lived Assets

In accordance with ASC 360, “Property, Plant and Equipment”, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value, which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Long-Lived Assets

Long-lived assets, including mining property, are evaluated for impairment whenever events or conditions indicate that the carrying value of an asset may not be recoverable. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets, a loss is recognized for the difference between the fair value and carrying value of the asset or group of assets.

Goodwill
(i)	Goodwill

Goodwill represents the excess of the acquisition price over the fair value of identifiable net assets acquired. Goodwill is allocated at the date of the business combination. Goodwill is not amortized, but is tested for impairment annually, during the fourth quarter, or more frequently if events or changes in circumstances indicate the asset may be impaired. These events and circumstances may include a significant change in legal factors or in the business climate, a significant decline in the Company’s share price, an adverse action of assessment by a regulator, unanticipated competition, a loss of key personnel, significant disposal activity and the testing of recoverability for a significant asset group.

The Company consists of a single reporting unit. The impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit including goodwill is compared with its fair value. The estimated fair value is determined utilizing a market-based approach, based on the quoted market price of the Company’s stock in an active market, adjusted by an appropriate control premium. When the carrying amount of a reporting unit exceeds its fair value, goodwill of the reporting unit is considered to be impaired and the second step is necessary.

In the second step of the goodwill impairment test, the implied fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination using the fair value of the reporting unit as if it were the acquisition price. When the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess and is presented as a separate line item in the consolidated statements of operations. Establishing an implied fair value of goodwill requires the Company to make estimates for key inputs into complex valuation models and to apply significant judgment in the selection of estimates, assumptions and methodologies required to complete the analysis. Areas of judgment include, but are not limited to, development of multi-year business cash flow forecasts, the selection of discount rates and the identification and valuation of unrecorded assets.

Foreign Currency Translation
(j)	Foreign Currency Translation

Transactions in foreign currencies are translated into the currency of measurement at the exchange rates in effect on the transaction date. Monetary balance sheet items expressed in foreign currencies are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. The resulting exchange gains and losses are recognized in income.

The Company’s integrated foreign subsidiaries are financially or operationally dependent on the Company. The Company uses the temporal method to translate the accounts of its integrated operations into U.S. dollars. Monetary assets and liabilities are translated at the exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average rates for the period, except for amortization, which is translated on the same basis as the related asset. The resulting exchange gains or losses are recognized in income.

Foreign Currency Translation

The Company’s functional and reporting currency is U.S. dollars. The consolidated financial statements of the Company are translated to U.S. dollars in accordance with ASC 830, “Foreign Currency Matters.” Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Income Taxes
(k)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Income Taxes

Deferred income taxes are reported for timing differences between items of income or expense reported in the consolidated financial statements and those reported for income tax purposes in accordance with ASC 740, “Income Taxes”, which requires the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carry forwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is not more likely than not that some portion or all of the deferred tax assets will be realized.

Revenue Recognition
(l)	Revenue Recognition

The Company earns revenue from the provision of advanced telecommunications and broadband services. The Company recognizes revenue in accordance with ASC 605, “Revenue Recognition”. Revenue is recognized when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service has been performed, and collectability is reasonably assured.

Financial Instruments and Fair Value Measures
(m)	Financial Instruments and Fair Value Measures

ASC 820, “Fair Value Measurements and Disclosures” requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts receivable, accounts payable, accrued liabilities, loans payable, convertible debt, and amounts due to related parties. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Stock-based Compensation
(n)	Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock-based awards. This model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to the Company’s expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the consolidated statement of operations over the requisite service period.

Loss Per Share
(o)	Loss Per Share

The Company computes loss per share in accordance with ASC 260, "Earnings per Share" which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing the loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive. As at June 30, 2013, the Company had 13,230,000 dilutive potential shares outstanding.

Basic and Diluted Net Income (Loss) per Share

The Company computes net income (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.

Comprehensive Loss
(p)	Comprehensive Loss

ASC 220, “Comprehensive Income,” establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at June 30, 2013 and 2012, the Company had no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the consolidated financial statements.

Comprehensive Income (Loss)

ASC 220, “Comprehensive Income”, establishes standards for the reporting and disclosure of comprehensive income (loss) and its components in the financial statements. As at December 31, 2012, the Company has items that represent a comprehensive loss and, therefore, has included a schedule of comprehensive loss in the consolidated financial statements.

Recent Accounting Pronouncements
(q)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Recently Issued Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income , an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for the Company fiscal years, and interim periods within those years beginning after December 15, 2012. The Company will comply with the disclosure requirements of this ASU for the quarter ending March 31, 2013. The Company does not expect the impact of adopting this ASU to be material to the Company’s financial position, results of operations or cash flows.

Acquisition of Bullmoose Mines Ltd (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of purchase price allocation

The purchase price allocation has been determined as follows:

Assets purchased:	$
Cash and cash equivalents	165
Prepaid expenses	26
Mineral property interests	421,199

Total assets acquired	421,390

Liabilities assumed:
Accounts payable	47,019

Net assets acquired	374,371

Purchase price	374,371

Acquisition Of Aeronetworks LLC (Tables)	6 Months Ended
Jun. 30, 2013
Acquisition Of Aeronetworks Llc Tables
Summary of Purchase Price Consideration
$

Fair value of shares issued	600,000
Fair value of share purchase warrants issued	699,765

Total purchase price	1,299,765

Schedule of Fair Value of Assets and Liabilities Acquired
$

Cash	9,696
Loans receivable	23,620
Property and equipment	1,245
Goodwill	1,352,212
Accounts payable	(34,001)
Loans payable	(20,988)
Due to related parties	(32,019)

Total purchase price	1,299,765

Technology Intellectual Property (Tables)	6 Months Ended
Jun. 30, 2013
Technology Intellectual Property Tables
Schedule of technology intellectual property
	Cost $	Accumulated amortization $	Write-down $	June 30, 2013 Net carrying value $	December 31, 2012 Net carrying value $

iPMine technology	10,000,300	832	9,970,020	29,448	–

Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2013
Property And Equipment Tables
Schedule of Property and Equipment
	Cost $	Accumulated depreciation $	June 30, 2013 Net carrying value $	December 31, 2012 Net carrying value $

Computer equipment	2,011	329	1,682	–

Note Payable To Related Party (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Note Payable To Related Party
	December 31, 2012	December 31, 2011
	$	$

On June 20, 2010, the Company accepted a loan from a company owned by a family member of a director of the Company in the amount of $150,000 bearing interest at a rate of 10% per annum (Note 9). The loan is unsecured and is due on demand. During the year ended December 31, 2012, the Company accrued interest expense of $15,000 (2010 – $15,000, 2010 – $7,973) related to the note payable. The balance as at December 31, 2012 consists of principal of $150,000 (2011 – $150,000) and accrued interest of $37,931 (2011 – $22,973).	187,931	172,973

Debenture payable (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debenture payable

Debenture payable at December 31, 2012 consists of:

Amount due October 14, 2009	$120,624
Amount due October 14, 2010	120,000
Amount due October 14, 2011	120,000
Amount due October 14, 2012	120,000

Total face amount	480,624
Initial present value discount of	121,253
less accumulated amortization of	(121,253)

Net value as at December 31, 2012	480,624
Current portion	480,624

Non-current portion	—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule deferred tax assets

The composition of the Company’s deferred tax assets as at December 31, 2012 and 2011 are as follows:

	As at December 31, 2012	As at December 31, 2011
	$	$

Net income tax operating loss carry-forward	10,679,267	10,370,029

Statutory federal income tax rate	34%	34%
Effective income tax rate	0%	0%

Deferred tax assets	3,630,951	3,525,810
Less: Valuation allowance	(3,630,951)	(3,525,810)

Net deferred tax asset	—	—

Share Purcahase Warrants (Tables)	6 Months Ended
Jun. 30, 2013
Share Purcahase Warrants Tables
Summary of Warrant Transactions

The following table summarizes the continuity of share purchase warrants:

	Number of warrants	Weighted average exercise price $

Balance, December 31, 2012	–	–

Issued	3,250,000	0.73

Balance, June 30, 2013	3,250,000	0.73

Schedule of Warrants Outstanding

As at June 30, 2013, the following share purchase warrants were outstanding:

Number of warrants	Exercise price $	Expiry date

250,000	0.50	May 31, 2014
1,000,000	0.50	December 31, 2014
1,000,000	0.75	December 31, 2015
1,000,000	1.00	December 31, 2016

3,250,000

Supplemental Disclosures with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures With Respect To Cash Flows Tables
Schedule of Cash Flow, Supplemental Disclosures
	For the year ended December 31, 2012	For the year ended December 31, 2011	For the period from the date of inception on February 10, 1997 to December 31, 2012 (Unaudited)
	$	$	$

Cash paid during the year for interest	—	174	12,480
Cash paid during the year for income taxes	—	—	—

Non-cash investing and financing activities
Common shares issued on acquisition of BML	—	—	421,390
Common shares issued on acquisition of Valentine Gold Claim	—	—	2,150,000
Common shares issued for debt	87,000	—	419,876

Restatement (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Schedule of restatement - Balance sheet

Balance sheet

	As at June 30, 2013
	As reported $	Adjustment $	As restated $

Assets

Current assets

Cash	2,413	—	2,413
Accounts receivable	82,800	—	82,800
Loans receivable	28,620	—	28,620

Total current assets	113,833	—	113,833

Technology intellectual property	9,774,862	(9,745,414)	29,448
Property and equipment	1,682	—	1,682
Goodwill	1,352,212	—	1,352,212

Total assets	11,242,589	(9,745,414)	1,497,175

Liabilities

Current liabilities

Accounts payable	581,294	—	581,294
Accrued liabilities	132,339	—	132,339
Loans payable	673,624	—	673,624
Due to related parties	332,404	—	332,404

Total current liabilities	1,719,661	—	1,719,661

Convertible debt, net of unamortized discount	8,038,096	(249,451)	7,788,645

Total liabilities	9,757,757	(249,451)	9,508,306

Stockholders’ equity (deficit)

Common stock	463	—	463
Additional paid-in capital	13,711,742	243,255	13,954,997
Shares to be issued	60,000	—	60,000
Deferred compensation	(566,488)	—	(566,488)
Accumulated other comprehensive loss	(5,776)	—	(5,776)
Deficit	(11,715,109)	(9,739,218)	(21,454,327)

Total stockholders’ equity (deficit)	1,484,832	(9,495,963)	(8,011,131)

Total liabilities and stockholders’ equity (deficit)	11,242,589	(9,745,414)	1,497,175

Schedule of restatement - Income statement

Income statement

	Six months ended June 30, 2013
	As reported $	Adjustment $	As restated $

Revenue	117,800	—	117,800

Cost of sales	112,670	—	112,670

Gross profit	5,130	—	5,130

Expenses

Amortization of intangible assets	250,638	(249,806)	832
Depreciation of property and equipment	329	—	329
General and administrative	470,628	—	470,628
Write-down of intangible asset	—	9,970,020	9,970,020

Total expenses	721,595	9,720,214	10,441,809

Loss before other income (expense)	(716,465)	(9,720,214)	(10,436,679)

Other income (expense)

Accretion of discount on convertible debt	(177,598)	(19,004)	(196,602)
Interest expense	(29,138)	—	(29,138)
Write-off of accounts payable	42,550	—	42,550

Total other income (expense)	(164,186)	(19,004)	(183,190)

Net loss and comprehensive loss for the period	(880,651)	(9,739,218)	(10,619,869)

	Three months ended June 30, 2013
	As reported $	Adjustment $	As restated $

Revenue	117,800	—	117,800

Cost of sales	112,670	—	112,670

Gross profit	5,130	—	5,130

Expenses

Amortization of intangible assets	250,638	(249,881)	757
Depreciation of property and equipment	329	—	329
General and administrative	439,290	—	439,290

Total expenses	690,257	(249,881)	440,376

Loss before other income (expense)	(685,127)	249,881	(435,246)

Other income (expense)

Accretion of discount on convertible debt	(177,598)	(19,004)	(196,602)
Interest expense	(14,478)	—	(14,478)
Write-off of accounts payable	42,550	—	42,550

Total other income (expense)	(149,526)	(19,004)	(168,530)

Net loss and comprehensive loss for the period	(834,653)	230,877	(603,776)

Acquisition of Bullmoose Mines Ltd (Details) (Bullmoose Mines Ltd Acquisition, USD $)	Oct. 14, 2008
Bullmoose Mines Ltd Acquisition
Assets purchased:
Cash and cash equivalents	$ 165
Prepaid expenses	26
Mineral property interests	421,199
Total assets acquired	421,390
Liabilities assumed:
Accounts payable	47,019
Net assets acquired	374,371
Purchase price	$ 374,371

Acquisition Of Aeronetworks LLC (Summary Of Purchase Consideration) (Details) (USD $)	6 Months Ended	12 Months Ended				191 Months Ended	0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012	May 28, 2013 Aeronetworks LLC
Purchase Price
Issuance of Shares	$ 600,000			$ 2,150,000	$ 3,000	$ 2,150,000	$ 600,000
A Fair Value of Warrants Granted							699,765
Total Purchase Price							$ 1,299,765

Acquisition Of Aeronetworks LLC (Schedule Of Fair Value Of Assets And Liabilities Acquired) (Details) (Aeronetworks LLC, USD $)	May 28, 2013
Aeronetworks LLC
Fair Values of assets and liabilities of Aero:
Cash and cash equivalents	$ 9,696
Loan receivable	23,620
Property and equipment	1,245
Goodwill	1,352,212
Accounts payables	34,001
Loans payable	20,988
Due to related parties	32,019
Total purchase price	$ 1,299,765

Technology Intellectual Property (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		191 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Write-down of intangible asset			$ 9,970,020		$ 78,000		$ 2,671,199
iPMine technology net carrying value	29,448		29,448
iPMine technology
Finite-Lived Intangible Assets [Line Items]
iPMine technology cost	10,000,300		10,000,300
Accumulated amortization	832		832
Write-down of intangible asset			9,970,020
iPMine technology net carrying value	$ 29,448		$ 29,448

Property and Equipment (Schedule Of Property and Equipment) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Equipment, Net	$ 1,682
Computers
Property, Plant and Equipment [Line Items]
Computer Equipment, Gross	2,011
Less: Accumulated depreciation	329
Equipment, Net	$ 1,682

Note Payable To Related Party (Details) (Notes Payable - Director, USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes Payable - Director
Notes Payable to Related Party	$ 187,931	$ 172,973

Debenture Payable (Details) (USD $)	Dec. 31, 2012	Oct. 14, 2012	Dec. 31, 2011	Oct. 14, 2011	Oct. 14, 2010	Oct. 14, 2009	Oct. 14, 2008
Debt instrument, Face Amount	$ 480,624
Initial Present Value discount	121,253
Less Accumulated Amortization	121,253
Net Value as at December 31, 2012	480,624
Current Portion	480,624
Non Current Portion
Convertible Debentures
Debt instrument, Face Amount	480,624	120,000	469,785	120,000	120,000	120,624
Initial Present Value discount							$ 121,253

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details
Net income tax operating loss carry-forward	$ 10,679,267	$ 10,370,029
Statutory federal income tax rate	34.00%	34.00%
Effective income tax rate	0.00%	0.00%
Deferred tax assets	3,630,951	3,525,810
Less: Valuation allowance	(3,630,951)	(3,525,810)
Net deferred tax asset

Share Purchase Warrants (Summary Of Warrant Transactions) (Details) (Share purchase warrants, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share purchase warrants
Number Of Warrants
Balance, beginning of period
Granted	3,250,000
Exercised
Expired
Balance, end of period	3,250,000
Weighted Average Exercise Price
Balance, beginning of period
Granted	$ 0.73
Exercised
Expired
Balance, end of period	$ 0.73

Share Purchase Warrants (Schedule Of Warrants Outstanding) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
No of warrants outstanding	3,250,000
Warrants At Exercise Price 0.50
Class of Warrant or Right [Line Items]
No of warrants outstanding	250,000
Weighted average exercise price of warrants	$ 0.5
Warrants expiry date	May 31, 2014
Warrants At Exercise Price 0.50
Class of Warrant or Right [Line Items]
No of warrants outstanding	1,000,000
Weighted average exercise price of warrants	$ 0.5
Warrants expiry date	Dec 31, 2014
Warrants At Exercise Price 0.75
Class of Warrant or Right [Line Items]
No of warrants outstanding	1,000,000
Weighted average exercise price of warrants	$ 0.75
Warrants expiry date	Dec 31, 2015
Warrants At Exercise Price 1
Class of Warrant or Right [Line Items]
No of warrants outstanding	1,000,000
Weighted average exercise price of warrants	$ 1
Warrants expiry date	Dec 31, 2017

Supplemental Disclosures with Respect to Cash Flows (Details) (USD $)	6 Months Ended		12 Months Ended				191 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012
Supplemental Disclosures With Respect To Cash Flows Details
Cash paid during the year for interest				$ 174			$ 12,480
Cash paid during the year for income taxes
Non-Cash investing and financing activities
Common shares issued on acquisition of BML							421,390
Common shares issued on acquisition of Valentine Gold Claim	600,000				2,150,000	3,000	2,150,000
Common shares issued for debt			$ 87,000				$ 419,876

Restatement (Schedule of restatement - Balance sheet) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
Current assets
Loans receivable	$ 28,620
Total current assets	113,833	1,094	1,177
Technology intellectual property	29,448
Property and equipment	1,682
Goodwill	1,352,212
Total assets	1,497,175	1,094	79,177
Current liabilities
Loans payable	673,624	630,624
Total current liabilities	1,719,661	1,373,130	1,073,784
Convertible debt, net of unamortized discount	7,788,645
Total liabilities	9,508,306	1,373,130	1,073,784
Stockholders’ equity (deficit)
Common stock	463	12	10
Additional paid-in capital	13,954,997	9,408,186	9,321,188
Shares to be issued	(60,000)	(60,000)	(60,000)
Deferred compensation	566,488
Accumulated other comprehensive loss	5,776	5,776	5,776
Deficit accumulated during the exploration stage	(21,454,327)	(10,834,458)	(10,370,029)
Total stockholders’ equity (deficit)	(8,011,131)	(1,372,036)	(994,607)	(805,114)	(181,943)	(9,823)	(441,798)	(911,095)	(410,124)	(75,210)
Total liabilities and stockholders’ equity (deficit)	1,497,175	1,094	79,177
As Reported
Current assets
Cash	2,413
Accounts receivable	82,800
Loans receivable	28,620
Total current assets	113,833
Technology intellectual property	9,774,862
Property and equipment	1,682
Goodwill	1,352,212
Total assets	11,242,589
Current liabilities
Accounts payable	581,294
Accrued liabilities	132,339
Loans payable	673,624
Due to related parties	332,404
Total current liabilities	1,719,661
Convertible debt, net of unamortized discount	8,038,096
Total liabilities	9,757,757
Stockholders’ equity (deficit)
Common stock	463
Additional paid-in capital	13,711,742
Shares to be issued	60,000
Deferred compensation	(566,488)
Accumulated other comprehensive loss	(5,776)
Deficit accumulated during the exploration stage	(11,715,109)
Total stockholders’ equity (deficit)	(8,011,131)
Total liabilities and stockholders’ equity (deficit)	11,242,589
As Adjustment
Current assets
Cash
Accounts receivable
Loans receivable
Total current assets
Technology intellectual property	(9,745,414)
Property and equipment
Goodwill
Total assets	(9,745,414)
Current liabilities
Accounts payable
Accrued liabilities
Loans payable
Due to related parties
Total current liabilities
Convertible debt, net of unamortized discount
Total liabilities
Stockholders’ equity (deficit)
Common stock
Additional paid-in capital	(25,200)
Shares to be issued
Deferred compensation
Accumulated other comprehensive loss
Deficit accumulated during the exploration stage	(9,720,214)
Total stockholders’ equity (deficit)	(9,745,414)
Total liabilities and stockholders’ equity (deficit)	(9,745,414)
As Restated
Current assets
Cash	2,413
Accounts receivable	82,800
Loans receivable	28,620
Total current assets	113,833
Technology intellectual property	29,448
Property and equipment	1,682
Goodwill	1,352,212
Total assets	1,497,175
Current liabilities
Accounts payable	581,294
Accrued liabilities	132,339
Loans payable	673,624
Due to related parties	332,404
Total current liabilities	1,719,661
Convertible debt, net of unamortized discount	8,038,096
Total liabilities	9,757,757
Stockholders’ equity (deficit)
Common stock	463
Additional paid-in capital	13,686,542
Shares to be issued	60,000
Deferred compensation	(566,488)
Accumulated other comprehensive loss	(5,776)
Deficit accumulated during the exploration stage	(21,435,323)
Total stockholders’ equity (deficit)	(8,260,582)
Total liabilities and stockholders’ equity (deficit)	$ 1,497,175

Restatement (Schedule of income statement) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		191 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cost of sales	$ 112,670		$ 112,670
Gross profit	5,130		5,130
Expenses
Amortization of intangible assets	757		832
Depreciation of property and equipment	329		329				4,923
General and administrative	439,290	67,057	470,628	87,523
Write-down of intangible asset			9,970,020		78,000		2,671,199
Total expenses	440,376	103,057	10,441,809	123,523	317,977	119,426	3,455,087
Loss before other expense	(435,246)	(103,057)	(10,436,679)	(123,523)	(317,977)	(119,426)	(3,455,087)
Other expense
Accretion of discount on convertible debt	(196,602)		(196,602)
Interest expense	14,478	18,014	29,138	36,068	69,452	70,315	264,259
Total other income (expense)	(168,530)	(18,014)	(183,190)	(36,068)	(146,452)	(70,315)	(341,259)
Net loss and comprehensive loss for the period	(603,776)	(121,071)	(10,619,869)	(159,591)	(464,429)	(189,493)	(10,840,234)
As Reported
Revenue	117,800		117,800
Cost of sales	112,670		112,670
Gross profit	5,130		5,130
Expenses
Amortization of intangible assets	250,638		250,638
Depreciation of property and equipment	329		329
General and administrative	439,290		470,628
Write-down of intangible asset
Total expenses	690,257		721,595
Loss before other expense	(685,127)		(716,465)
Other expense
Accretion of discount on convertible debt	(177,598)		(177,598)
Interest expense	14,478		29,138
Write-off of accounts payable	42,550		42,550
Total other income (expense)	(149,526)		(164,186)
Net loss and comprehensive loss for the period	(834,653)		(880,651)
As Adjustment
Revenue
Cost of sales
Gross profit
Expenses
Amortization of intangible assets	(249,881)		(249,806)
Depreciation of property and equipment
General and administrative
Write-down of intangible asset			9,970,020
Total expenses	(249,881)		9,720,214
Loss before other expense	249,881		(9,720,214)
Other expense
Accretion of discount on convertible debt	(19,004)		(19,004)
Interest expense
Write-off of accounts payable
Total other income (expense)	(19,004)		(19,004)
Net loss and comprehensive loss for the period	230,877		(9,739,218)
As Restated
Revenue	117,800		117,800
Cost of sales	112,670		112,670
Gross profit	5,130		5,130
Expenses
Amortization of intangible assets	757		832
Depreciation of property and equipment	329		329
General and administrative	439,290		470,628
Write-down of intangible asset			9,970,020
Total expenses	440,376		10,441,809
Loss before other expense	(435,246)		(10,436,679)
Other expense
Accretion of discount on convertible debt	(196,602)		(196,602)
Interest expense	14,478		29,138
Write-off of accounts payable	42,550		42,550
Total other income (expense)	(168,530)		(183,190)
Net loss and comprehensive loss for the period	$ (603,776)		$ (10,619,869)

Nature of Operations and Continuance of Business (Narrative) (Details) (USD $)	Jun. 30, 2013
Nature Of Operations And Continuance Of Business Narrative Details
Working Capital Deficit	$ 1,605,828

Summary Of Significant Accounting Policies (Narrative) (Details)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Intangible asset usefll life	1 year
Computers
Property, Plant and Equipment [Line Items]
Depreciation rate on declining balance	0.55

Acquisition of Bullmoose Mines Ltd (Narrative) (Details) (USD $)	Dec. 31, 2012	Oct. 14, 2008 BML
Cash Consideration Paid In Acquisition Of BML		$ 12,000
Shares Issued In Considderation For Business Acquisition, Shares		120,000
Shares Issued In Considderation For Business Acquisition, Value		3,000
Debt instrument, Face Amount	480,624	480,624
Minimum Royalty Payments Payable Each Year in Advance		$ 36,000
Hughes Maritime Corp (HMC) Percentage of Holding in BML		12.61%

Acquisition Of Aeronetworks LLC (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended								191 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	Jun. 30, 2013 Share purchase warrants	Dec. 31, 2012 Share purchase warrants	May 28, 2013 Aeronetworks LLC	May 28, 2013 Aeronetworks LLC Warrants At Exercise Price 0.50	May 28, 2013 Aeronetworks LLC Warrants At Exercise Price 0.75	May 28, 2013 Aeronetworks LLC Warrants At Exercise Price 1	Jun. 30, 2013 Aeronetworks LLC Share purchase warrants
Business acquisition percentage																100.00%
Business acquisition terms

 The Company acquired 100% of the issued and outstanding shares of Aero by issuing 2,400,000 shares of common stock and 3,000,000 share purchase warrants in three 1,000,000 blocks expiring in 2014, 2015, and 2017 at an exercise price of $0.50, $0.75, and $1.00 respectively. The Company also agreed to issue future earn-out performance bonus shares based on revenue growth and extended a three year agreement to Aero’s management team.

Fair Value of Warrants Granted																$ 699,765
Risk Free Interest Rate																				0.63%
Share purchase warrants granted														3,250,000			100,000	100,000	100,000
Expected Life																				2 years 10 months 24 days
Expected volatility																				256.00%
Expected Dividends
Valuation Model Used																				Black-Scholes option pricing model
Net loss	$ (603,776)	$ (121,071)	$ (10,619,869)	$ (159,591)	$ (464,429)	$ (189,741)	$ (2,865,147)	$ (202,692)	$ (57,829)	$ (16,508)	$ (528,446)	$ (420,703)	$ (10,834,458)

Mineral Property Interests (Narrative) (Details) (Mineral Property Option Agreement - Mill Bay Ventures Inc.)	0 Months Ended
Jun. 22, 2010
Mineral Property Option Agreement - Mill Bay Ventures Inc.
Acquisition Percentage	100.00%
Terms Of The Agreement

In order to exercise the option agreement and to earn its interest in the Valentine Gold Claim, the Company shall:

i. Issue 100,000 common shares to Mill Bay within 21 business days of approval of the agreement (issued) (Notes 8 and 12);
ii. Issue 30,000 common shares to Mill Bay on the 1st anniversary date of the signing of the agreement;
iii.	Make cash payment of $10,000 on the execution date (paid);
iv. Make $90,000 within 21 business days of approval of the agreement;
v. Incur $25,000 expenditure on or before June 30, 2011;
vi. Incur $500,000 within one year from July 1, 2011; and

vii. Incur $750,000 within one year from July 1, 2012.

Technology Intellectual Property (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended				191 Months Ended	0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012	Jan. 14, 2013 iPTerra Technologies, Inc	Mar. 22, 2013 iPMine Communication And Mine Safety System	Jan. 03, 2013 iPMine Communication And Mine Safety System
Noncash or Part Noncash Acquisitions [Line Items]
Acquisition terms							Which is to be paid to the seller within a one year period from the closing date.		The terms of the agreement includes exclusivity for the European market for a five year term renewable with an additional five year term and first right of refusal to acquire 100% of the iPMine intellectual property.
Shares Issued In Consideration With Acquisition, Shares								20,000,000	300,000
Shares issued for acquisition, Amount	$ 600,000			$ 2,150,000	$ 3,000	$ 2,150,000		$ 20,000	$ 300
Acquisition percentage							100.00%	100.00%	100.00%
Total purchase consideration							5,500	10,000,000
Debt assumed in acquisition								$ 9,980,000

Loan Payable (Narrative) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Loan payable non-related party	$ 673,624	$ 630,624
Non Related Loans Payable One
Short-term Debt [Line Items]
Loan payable non-related party	150,000	150,000
Accrued interest	25,431	37,931
Interest rate	10.00%	10.00%
Non Related Loans Payable Two
Short-term Debt [Line Items]
Loan payable non-related party	480,624	480,624
Accrued interest	96,808	75,270
Interest rate	12.00%	12.00%
Non Related Loans Payable Three
Short-term Debt [Line Items]
Loan payable non-related party	28,000
Interest rate	0.00%
Non Related Loans Payable Four
Short-term Debt [Line Items]
Loan payable non-related party	$ 15,000
Interest rate	0.00%

Convertible Debt (Narrative) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 10, 2013 Convertible Promissory Note issued to two companies	Jun. 30, 2013 Convertible Promissory Note issued to two companies
Face value of the loan issued		$ 480,624		$ 9,980,000
Convertible promissory note repayment terms				Repayable in eighteen months
Conversion price per share of convertible promissory note				$ 1
Debt portion of convertible debt	$ 7,788,645				$ 7,789,005
Debt discount rate				10.00%

Debenture Payable (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended		191 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Convertible Debentures	Dec. 31, 2011 Convertible Debentures	Oct. 14, 2012 Convertible Debentures	Oct. 14, 2011 Convertible Debentures	Oct. 14, 2010 Convertible Debentures	Oct. 14, 2009 Convertible Debentures	Oct. 14, 2008 Convertible Debentures
Debenture Net Of Discount												$ 359,371
Debt instrument, Face Amount			480,624		480,624	480,624	469,785	120,000	120,000	120,000	120,624
Interest Rate on Debentures												12.00%
Debt Discount Unamortized Discount			121,253		121,253							121,253
Amortization Of Debt Discount			10,839	23,145	132,854	10,839	23,145
Accrued interest						$ 75,270	$ 52,485
Debt Instrument Conversion Terms						The debenture is convertible at the option of the holders into Units of the Company at a conversion rate of $25 per Unit; each Unit consists of one share of the Company common stock and one warrant exercisable into one share of the Company common stock at a price of $30 per share at any time from the exercise of the Conversion Option to two years thereafter.

Related Party Transactions (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Due To Related Parties	$ 332,404	$ 174,222	$ 113,243
President
Due To Related Parties	94,517
Chief Financial Officer
Due To Related Parties	10,000
Consulting fees	68,000
Chairman of the Board
Due To Related Parties	121,757	106,557
Consulting fees	20,000
Former Director
Due To Related Parties	22,948	22,948
Former Director
Due To Related Parties	44,717	44,717
President of Aero
Due To Related Parties	38,465
Consulting fees	10,000
President of the Company
Consulting fees	55,000
Former Chief Executive Officer
Due To Related Parties		100	100
Management fees		$ 15,900

Due to Related Parties and Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		191 Months Ended	12 Months Ended														12 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Notes Payable - Director	Dec. 31, 2011 Notes Payable - Director	Dec. 31, 2010 Notes Payable - Director	Jun. 20, 2010 Notes Payable - Director	Dec. 31, 2012 Director - For Exploration and Field Expenses	Dec. 31, 2011 Director - For Exploration and Field Expenses	Dec. 31, 2012 Director - For Unpaid Consulting Fees	Dec. 31, 2011 Director - For Unpaid Consulting Fees	Dec. 31, 2012 Director - For Unpaid Management Fees	Dec. 31, 2011 Director - For Unpaid Management Fees	Dec. 31, 2012 Director - For Unpaid Management Fees	Dec. 31, 2011 Director - For Unpaid Management Fees	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer - For Unpaid Management Fees	Dec. 31, 2011 Chief Executive Officer - For Unpaid Management Fees	Dec. 31, 2012 Chief Executive Officer - For Related Expenses	Dec. 31, 2011 Chief Executive Officer - For Related Expenses	Dec. 31, 2012 Director - Accrued Management Fees	Dec. 31, 2011 Director - Accrued Management Fees
Due To Related Parties	$ 332,404		$ 332,404		$ 174,222	$ 113,243	$ 174,222					$ 23,080	$ 23,080	$ 21,637	$ 11,625	$ 2,948	$ 2,948	$ 20,000	$ 20,000	$ 100	$ 100	$ 75,041	$ 33,600	$ 31,416	$ 21,890
Repayment Of Related Party Debt																						55,980	33,600			1,000
Debt instrument, Face Amount					480,624		480,624	150,000	150,000		150,000
Interest Rate On Notes Payable											10.00%
Accrued Interest								37,931	22,973
Interest Expenses	$ 14,478	$ 18,014	$ 29,138	$ 36,068	$ 69,452	$ 70,315	$ 264,259	$ 14,958	$ 15,000	$ 7,973

Common Stock (Narrative) (Details) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended							191 Months Ended	0 Months Ended			6 Months Ended	12 Months Ended						0 Months Ended
	Mar. 08, 2013	Sep. 11, 2008	Feb. 02, 2005	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	May 28, 2013 Aeronetworks LLC	Mar. 27, 2013 Common Stock	Sep. 27, 2012 Common Stock	Jun. 30, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2007 Common Stock	Dec. 31, 2006 Common Stock	Dec. 31, 2005 Common Stock	May 28, 2013 Common Stock Aeronetworks LLC	May 17, 2013 Common Stock Common Stock issued to a Consultant	May 17, 2013 Common Stock Common Stock issued to a Consultant	Jun. 03, 2013 Common Stock One Consultant	Jun. 03, 2013 Common Stock Two Consultant	Jun. 12, 2013 Common Stock One Consultant	Jun. 12, 2013 Common Stock One Consultant	Jun. 28, 2013 Common Stock One Consultant	Jun. 28, 2013 Common Stock One Consultant	May 17, 2013 Common Stock Chief Financial Officer	May 28, 2013 Common Stock Three members of Aero's Management Team	Mar. 22, 2013 Common Stock Acquisition of Intellectual Property	Jan. 03, 2013 Common Stock Acquisition of Intellectual Property
Reverse Stock Split	1 for 50 reverse split of the issued and outstanding shares of common stock	one (1) for two thousand (2,000)	one (1) for three hundred (300)
Capital Structure changes After Reverse Stock Split	All share amounts have been retroactively restated for all periods presented. The Company also increased the number of authorized shares of common stock from 500,000,000 shares to 750,000,000 shares with no change in par value.
Shares Issued To Settle Debt, Shares														20,000,000	200,000	20,000,000	200,000		808,435	1,504	7	76
Shares Issued To Settle Debt, Amount				$ 20,000	$ 522,000			$ 332,876	$ 485,805	$ 18,500	$ 67,759			$ 20,000	$ 87,000	$ 200	$ 2		$ 9
Shares issued for services, Shares																2,421,000					17	17		200,000	275,000	50,000	50,000	500,000	250,000	500,000	96,000	20,000	300,000
Shares issued for services, Amount				207,882						8,975	8,030					24								58,000	79,750	12,500	13,500	170,000	92,500	170,000	45,120	58,000	75,000
Shares issued for non-cash consideration, Amount														20,000
Shares issued for the acquisition of intellectual property, Shares																20,300,000																		20,000,000	300,000
Shares issued for the acquisition of intellectual property, Amount				20,300												203																		20,000	300
Consulting fees																								7,150	9,832			18,580	9,604	3,716
Deferred compensation																								50,850	69,918			151,420	82,896	166,284
Shares issued for acquisition, Shares																2,400,000		100,000	120,000				2,400,000
Shares issued for acquisition, Amount				$ 600,000			$ 2,150,000	$ 3,000				$ 2,150,000	$ 600,000			$ 24		$ 1	$ 1				$ 600,000
Share issue date														Mar 27, 2013									Jun 29, 2013	May 17, 2013	May 17, 2013	Jun 1, 2013	Jun 3, 2013	Jun 12, 2013	Jun 12, 2013	Jun 27, 2013	Jun 28, 2013	May 17, 2013		Mar 22, 2013	Jan 3, 2013

Capital Stock (Narrative) (Details) (USD $)	0 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended						191 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended						0 Months Ended			1 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 08, 2013	Mar. 15, 2010	Sep. 11, 2008	Feb. 02, 2005	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	Mar. 27, 2013 Common Stock	Sep. 27, 2012 Common Stock	Jun. 30, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2007 Common Stock	Dec. 31, 2006 Common Stock	Dec. 31, 2005 Common Stock	Aug. 16, 2011 Common Stock Mineral Property Option Agreement - Mill Bay Ventures Inc.	Jun. 22, 2010 Common Stock Mineral Property Option Agreement - Mill Bay Ventures Inc.	Sep. 29, 2012 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2012 Preferred Stock	Jun. 30, 2013 Shares issuable	Dec. 31, 2012 Shares issuable	Dec. 31, 2008 Shares issuable	Dec. 31, 2007 Shares issuable	Dec. 31, 2006 Shares issuable
Reverse Stock Split	1 for 50 reverse split of the issued and outstanding shares of common stock		one (1) for two thousand (2,000)	one (1) for three hundred (300)
Forward Stock Split		two (2) for one (1)
Shares Issued to Settle Debt, Shares																20,000,000	200,000	20,000,000	200,000		808,435	1,504	7	76			50,000		50,000
Shares Issued to settle debt, Amount							$ 20,000		$ 522,000		$ 332,876	$ 485,805	$ 18,500	$ 67,759		$ 20,000	$ 87,000	$ 200	$ 2		$ 9						$ 435,000		$ 50
Original Debt Amount																	10,000										50,000
Loss On Settlement Of Debt					42,550		42,550		(77,000)						(77,000)				77,000
Shares Issued Price Per Share																										$ 21.5
Shares Issued In Consideration For Acquisition Of Mineral Property, Shares																										100,000
Shares Issued In Consideration For Acquisition Of Mineral Property, Value																20,000										2,150,000
Shares Cancelled, Shares																				(100,000)					100,000			50,000	(50,000)
Shares yet to be Issued, shares																															4,000
Shares yet to be Issued, Value																															$ 60,000

Income Taxes (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Income Taxes Narrative Details
Net Operating Loss Carry-forward Expiration Date	Expires between 2017 and 2032.

Commitments and Contingencies (Narrative) (Details) (USD $)	0 Months Ended
	Jul. 03, 2012 Share Purchase Agreement - HMC	Nov. 17, 2010 Share Purchase Agreement - HMC	Oct. 22, 2010 Share Purchase Agreement - HMC	Jun. 23, 2010 Share Purchase Agreement - HMC	Oct. 14, 2008 BML
Business Acquisition Voting Interest Acquired					100.00%
Amount Paid On Execution Of The Agreement				$ 85,000	$ 15,000
Business Acquisition Liabilities Assumed					535,126
Suit Filed Date		November 17, 2010	October 22, 2010
Litigation By		HMC, a former officer of the Company	The Company
Type of Allegations		The Counterclaim alleges that the Company owes HMC, the sum of $32,765 under a service contract entered into in 2006. HMC also alleges that the Company defaulted on the Share Purchase Agreement.	The Company seeks a declaration that the Company is the legal and beneficial owner of all issued and outstanding shares of BML.
Name Of the Defendant		The Company	HMC, Maple, a former officer of the Company
Damages Sought Value	$ 75,000
Case Filed In	Supreme Court of British Columbia
Shares Cancelled	120,000

Share Purchase Warrants (Narrative) (Details) (Share purchase warrants, USD $)	6 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 01, 2013 Common Stock issued to a Consultant
No of warrants granted pursuant to consulting agreement	3,250,000		250,000
Fair value of warrants granted pursuant to consulting agreement			$ 44,884
Weighted average exercise price of warrants			$ 0.5
Warrants expiry date			May 31, 2014
Valuation Model Used			Black-Scholes option pricing model
Risk-free interest rate			0.14%
Expected Life			1 year
Expected volatility			254.00%
Expected Dividends

Commitments (Narrative) (Details) (USD $)	May 28, 2013 Aeronetworks LLC	May 15, 2013 Common Stock issued to a Consultant	May 15, 2013 Common Stock issued to a Consultant	Jun. 01, 2013 Consulting Fee and Signing Bonus Commitment Two Consultant	Jun. 01, 2013 Consulting Fee and Signing Bonus Commitment One Consultant	Jun. 01, 2013 Consulting Fee and Signing Bonus Commitment One Consultant	Apr. 17, 2013 Consulting Fee and Signing Bonus Commitment Agreement with Director to become President and CEO	Apr. 17, 2013 Consulting Fee and Signing Bonus Commitment Director to become the Chairman	Jun. 01, 2013 Consulting Fee and Signing Bonus Commitment Three members of Aero's Management Team
Other Commitments [Line Items]
Consulting fee per month for first year							$ 15,000	$ 10,000	$ 10,000
Consulting fee per month for second year							18,000	12,000	12,000
Consulting fee per month for third year							20,000	15,000	15,000
Consulting fee per month for six month				1,000
Consulting fee per month after six month				1,500
Consulting fee per month					5,000
Consulting fee per quarter for one year						15,000
Agreement terms							The President has the right to convert all or part of the consulting fee or outstanding accrued amount plus interest into shares of common stock of the Company	The President has the right to convert all or part of the consulting fee or outstanding accrued amount plus interest into shares of common stock of the Company
Signing bonus							$ 25,000	$ 10,000
Signing bonus terms							Signing bonus prior to the end of the first year of the agreement.	Signing bonus prior to the end of the first year of the agreement.	Upon execution of the agreement, the Company issued 100,000 shares of common stock to each of the three individuals as a signing bonus
Interest on signing bonus							1.00%	1.00%
Common stock issue price	$ 1						$ 0.01	$ 0.01	$ 1
Finders fee		10.00%	10.00%	5.00%	10.00%	10.00%
Finders fee terms

The finders’ fee shares will be calculated as a percentage of the Company’s valuation purchase price of each acquisition target as follows: (i) 1.5% for the first $2,000,000 and (ii) 0.75% on the balance.

Commission on sales				10.00%

Supplemental Disclosures With Respect to Cash Flows (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 BML	Dec. 31, 2011 Mineral Property Option Agreement - Mill Bay Ventures Inc.	Dec. 31, 2010 Mineral Property Option Agreement - Mill Bay Ventures Inc.	Dec. 31, 2009 Mineral Property Option Agreement - Mill Bay Ventures Inc.
Write-down of deposit on mineral property	$ 78,000
Write Off Of Accounts Payable		$ 90,000

Restatement (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net loss per share	$ (0.01)	$ (0.13)	$ (0.44)	$ (0.17)	$ (0.46)	$ (0.2)
As Reported
Net loss per share	$ (0.02)		$ (0.04)
As Restated
Net loss per share	$ (0.01)		$ (0.44)

Subsequent Events (Narrative) (Details) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended						0 Months Ended	3 Months Ended	0 Months Ended
	Mar. 08, 2013	Sep. 11, 2008	Feb. 02, 2005	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2011	Jan. 10, 2013 Subsequent Event	Mar. 22, 2013 Subsequent Event	Jan. 03, 2013 Subsequent Event iPMine Communication And Mine Safety System	Mar. 27, 2013 Subsequent Event iPMine Communication And Mine Safety System	Jan. 14, 2013 Subsequent Event iPTerra Technologies Inc
Shares Issued In Considderation For Business Acquisition, Shares													300,000
Business Acquisition Voting Interest Acquired														100.00%
Cash Consideration Paid In Acquisition															$ 5,500
Reverse Stock Split	1 for 50 reverse split of the issued and outstanding shares of common stock	one (1) for two thousand (2,000)	one (1) for three hundred (300)								One (1) for fifty (50)
Common Stock Shares Authorized Before Reverse Split											500,000,000
Common Stock Shares Authorized After the Reverse Split				750,000,000	750,000,000					750,000,000	750,000,000
Shares issued to settle debt, Shares												20,000,000
Shares issued to settle debt, Amount				$ 20,000	$ 522,000	$ 332,876	$ 485,805	$ 18,500	$ 67,759			$ 20,000

Subsequent Events (Narrative) (Details1) (USD $)	Dec. 31, 2012	Jul. 31, 2013 Subsequent Event Convertible Note	Jul. 01, 2013 Subsequent Event Consulting Fee and Signing Bonus Commitment One Consultant	Aug. 28, 2013 Subsequent Event Commitment Agreement with Investor
Consulting fee per month for six month			$ 5,500
Debt instrument, Face Amount	480,624	405,000
Debt instrument conversion terms		The note is convertible ninety days after issuance, at the holder’s option, into shares of common stock of the Company at $0.2325 per share.
Interest rate on debt		8.00%
Proceeds from convertible note		$ 300,000
Debt maturity date		Jan 27, 2014
Debt instrument terms

Under terms of the note, the principal amount of $405,000 will be reduced to the purchase price of $300,000 if the Company meets all of their filing obligations. If the Company files a registration statement covering the resale of all of the shares issued or issuable upon conversion of the convertible note with the Securities and Exchange Commission (“SEC”) on or before September 3, 2013, $30,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished. If the registration statement is declared effective by the SEC by October 14, 2013 then a further $75,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished.

Debt instrument payment term

The Company has the right at any time to redeem all, but not less than all, of the total outstanding amount then remaining under the convertible note in cash at a price equal to 120% of the total amount of the convertible note then outstanding. In the event of default, the note has a default interest rate of 18% per annum and customary event default provisions.

Subsequent event description
On August 28, 2013, the Company entered into an agreement with an investor who has committed to purchase up to $7,500,000 (the “Total Commitment”) of the Company’s shares of common stock over a three year period following the effectiveness of a registration statement the Company has agreed to file with the U.S. Securities and Exchange Commission. The Company, in its sole discretion, can provide the investor with either “regular” draw down notices or, if certain conditions are satisfied, “fixed” draw down notices (each, a “Draw Down Notice”). In each case to purchase a specified dollar amount of shares (the “Draw Down Amount”), with each draw down subject to the limitations discussed below. The maximum amount of shares requested to be purchased pursuant to any single Regular Draw Down Notice cannot exceed 300% of the average daily trading volume of the Company’s common stock for the 20 trading days immediately preceding the date of the Regular Draw Down Notice (the “Maximum Regular Draw Down Amount”). The maximum amount of shares requested to be purchased pursuant to any single Fixed Draw Down Notice cannot exceed 200% of the average daily trading volume of the Company’s common stock for the 20 trading days immediately preceding the date of the Fixed Draw Down Notice (“Maximum Fixed Draw Down Amount”).

When the Company provides the investor with “regular” draw down notices to purchase a specified Draw Down Amount, this is up to the Maximum Regular Draw Down Amount, based over a 10 consecutive trading day period commencing on the trading day specified in the applicable Regular Draw Down Notice (the “Pricing Period”). Once presented with a Regular Draw Down Notice, the investor is required to purchase a pro rata portion of the applicable Draw Down Amount on each trading day during the applicable Pricing Period on which the daily volume weighted average price for the Company’s common stock (the “VWAP”) equals or exceeds an applicable floor price equal to the product of (i) 0.70 and (ii) the VWAP over the 10 trading days immediately preceding the date the Regular Draw Down Notice is delivered, subject to adjustment (the “Floor Price”). If the VWAP falls below the applicable Floor Price on any trading day during the applicable Pricing Period, the Purchase Agreement provides that the Investor will not be required to purchase the pro rata portion of the applicable Draw Down Amount allocated to that trading day. The per share purchase price for the shares subject to a Regular Draw Down Notice shall be equal to 90% of the arithmetic average of the three lowest VWAPs that equal or exceed the applicable Floor Price during the applicable Pricing Period; provided, however, that if the VWAP does not equal or exceed the applicable Floor Price for at least three trading days during the applicable Pricing Period, then the per share purchase price shall be equal to 90% of the arithmetic average of all VWAPs that equal or exceed the applicable Floor Price during such Pricing Period.

When the Company provides the investor with a “fixed” draw down notice to purchase a specified Draw Down Amount, up to the Maximum Fixed Draw Down Amount, on the applicable settlement date, which will occur within one trading day following the date the Fixed Draw Down Notice is delivered. The per share purchase price for the shares subject to a Fixed Draw Down Notice (the “Fixed Purchase Price”) shall be equal to 75% of the lower of (i) the lowest trade price of a share of the Company’s common stock on the date the Fixed Draw Down Notice is delivered (the “Draw Down Exercise Date”) and (ii) the arithmetic average of the three lowest daily VWAPs during the 10 consecutive trading days ending on the trading day immediately preceding the applicable Draw Down Exercise Date. The Company may deliver a Fixed Draw Down Notice only if both of the following equity conditions shall have been satisfied as of the applicable Draw Down Exercise Date: (i) on each trading day during the period beginning 30 trading days prior to the applicable Draw Down Exercise Date and ending on and including the applicable Draw Down Exercise Date, the lowest trade price of a share of the Company’s common stock shall have been greater than $0.20, subject to adjustment; and (ii) on each trading day during the period beginning 30 trading days prior to the applicable Draw Down Exercise Date and ending on and including the applicable Draw Down Exercise Date, the trade price of a share of the Company’s common stock shall not have declined more than 20% from an intraday high to an intraday low during such trading day.

The Company is prohibited from issuing a Draw Down Notice if (i) the amount requested in such Draw Down Notice exceeds the Maximum Regular Draw Down Amount, in the case of a Regular Draw Down Notice, or exceeds the Maximum Fixed Draw Down Amount, in the case of a Fixed Draw Down Notice, (ii) the sale of shares pursuant to such Draw Down Notice would cause the Company to issue or sell or the investor to acquire or purchase an aggregate dollar value of shares that would exceed the Total Commitment, or (iii) the sale of shares pursuant to the Draw Down Notice would cause the Company to sell or the Investor to purchase an aggregate number of shares of the Company’s common stock which would result in beneficial ownership by the investor of more than 4.99% of the Company’s common stock (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder). With respect to a draw down pursuant to a Regular Draw Down Notice, the Company cannot make more than one draw down (whether pursuant to a Fixed Draw Down Notice or a Regular Draw Down Notice) in any Pricing Period and must allow 24 hours to elapse between the completion of the settlement of any one draw down pursuant to a Regular Draw Down Notice and the delivery of any Fixed Draw Down Notice or Regular Draw Down Notice for any other draw down. With respect to a draw down pursuant to a Fixed Draw Down Notice, the Company must allow 15 trading days to elapse between the completion of the settlement of any one draw down pursuant to a Fixed Draw Down Notice and the delivery of any Fixed Draw Down Notice or Regular Draw Down Notice for any other draw down.

The Company agreed to pay the investor a commitment fee equal to $150,000 (or 2% of the Total Commitment under the agreement) in the form of 454,408 shares of common stock (the “Initial Commitment Shares”). In addition, as soon as practicable following the effective date of the initial registration statement, the Company is required to issue to the investor additional shares of common stock (the “Additional Commitment Shares” and, collectively with the Initial Commitment Shares, the “Commitment Shares”) equal to the greater of (i) zero and (ii) the difference of (a) the quotient of (x) $150,000 divided by (y) the greater of (1) the lowest trade price of a share of the Company’s common stock during the period beginning two trading days immediately preceding the effective date of the initial Registration Statement and ending on such effective date and (2) $0.15, less (ii) 454,408, provided that in no event will the Company issue more than an aggregate of 545,592 shares of common stock, subject to adjustment, as Additional Commitment Shares. The Company also agreed to pay up to $20,000 of reasonable legal and expenses incurred by the investor in connection with this agreement.